LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.76%
Aerospace & Defense–1.48%
†AAR Corp.	4,324	$258,878
†AeroVironment, Inc.	1,264	193,746
†AerSale Corp.	2,240	16,083
†Astronics Corp.	3,806	72,486
†Axon Enterprise, Inc.	1,811	566,626
†Boeing Co.	13,849	2,672,718
BWX Technologies, Inc.	5,833	598,582
Cadre Holdings, Inc.	1,500	54,300
Curtiss-Wright Corp.	3,081	788,551
†Ducommun, Inc.	1,600	82,080
General Dynamics Corp.	6,237	1,761,890
HEICO Corp.	3,064	522,778
Hexcel Corp.	7,257	528,672
Howmet Aerospace, Inc.	13,657	934,549
Huntington Ingalls Industries, Inc.	3,462	1,009,069
Kaman Corp.	3,636	166,783
†Kratos Defense & Security Solutions, Inc.	8,962	164,722
L3Harris Technologies, Inc.	5,243	1,117,283
Lockheed Martin Corp.	8,961	4,076,090
†Mercury Systems, Inc.	3,446	101,657
Moog, Inc. Class A	2,664	425,308
National Presto Industries, Inc.	1,066	89,331
Northrop Grumman Corp.	2,787	1,334,025
Park Aerospace Corp.	2,423	40,294
†Rocket Lab USA, Inc.	18,596	76,430
RTX Corp.	34,807	3,394,727
Textron, Inc.	9,122	875,073
TransDigm Group, Inc.	1,311	1,614,628
†Triumph Group, Inc.	3,400	51,136
†V2X, Inc.	1,921	89,730
Woodward, Inc.	4,565	703,558
		24,381,783
Air Freight & Logistics–0.55%
†Air Transport Services Group, Inc.	8,512	117,125
CH Robinson Worldwide, Inc.	6,928	527,498
Expeditors International of Washington, Inc.	9,387	1,141,178
FedEx Corp.	9,313	2,698,349
Forward Air Corp.	2,174	67,633
†GXO Logistics, Inc.	9,670	519,859
Hub Group, Inc. Class A	5,350	231,227
†Radiant Logistics, Inc.	2,507	13,588
United Parcel Service, Inc. Class B	24,810	3,687,510
		9,003,967
Airlines–0.32%
†Alaska Air Group, Inc.	9,637	414,294
Allegiant Travel Co.	1,216	91,455
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Airlines (continued)
†American Airlines Group, Inc.	26,619	$408,602
Copa Holdings SA Class A	3,120	324,979
Delta Air Lines, Inc.	35,783	1,712,932
†Frontier Group Holdings, Inc.	8,372	67,897
†Hawaiian Holdings, Inc.	6,305	84,046
†JetBlue Airways Corp.	28,121	208,658
†SkyWest, Inc.	5,859	404,740
Southwest Airlines Co.	22,825	666,262
Spirit Airlines, Inc.	8,530	41,285
†United Airlines Holdings, Inc.	16,797	804,240
		5,229,390
Auto Components–0.46%
†Adient PLC	7,115	234,226
†American Axle & Manufacturing Holdings, Inc.	16,351	120,343
†Aptiv PLC	7,711	614,181
Autoliv, Inc.	8,508	1,024,619
BorgWarner, Inc.	19,843	689,346
†Cooper-Standard Holdings, Inc.	2,502	41,433
Dana, Inc.	13,970	177,419
†Dorman Products, Inc.	2,903	279,820
†Fox Factory Holding Corp.	3,534	184,015
†Garrett Motion, Inc.	10,267	102,054
Gentex Corp.	18,475	667,317
†Gentherm, Inc.	1,903	109,575
†Goodyear Tire & Rubber Co.	28,808	395,534
LCI Industries	2,502	307,896
Lear Corp.	5,398	782,062
†Modine Manufacturing Co.	8,303	790,363
†Motorcar Parts of America, Inc.	2,029	16,313
Patrick Industries, Inc.	3,021	360,919
Phinia, Inc.	4,566	175,471
†QuantumScape Corp.	18,068	113,648
Standard Motor Products, Inc.	2,906	97,496
†Stoneridge, Inc.	3,532	65,130
†Superior Industries International, Inc.	3,283	9,521
†Visteon Corp.	1,685	198,173
		7,556,874
Automobiles–0.81%
Ford Motor Co.	121,775	1,617,172
General Motors Co.	45,655	2,070,454
Harley-Davidson, Inc.	12,995	568,401
†Lucid Group, Inc.	21,024	59,919
†Rivian Automotive, Inc. Class A	19,298	211,313
†Tesla, Inc.	46,129	8,109,017
LVIP Dimensional U.S. Core Equity 1 Fund–1

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobiles (continued)
Thor Industries, Inc.	4,199	$492,711
Winnebago Industries, Inc.	2,981	220,594
		13,349,581
Banks–4.68%
1st Source Corp.	3,376	176,970
ACNB Corp.	150	5,640
Amalgamated Financial Corp.	3,720	89,280
Amerant Bancorp, Inc.	1,464	34,097
American National Bankshares, Inc.	279	13,325
Ameris Bancorp	8,107	392,217
Arrow Financial Corp.	542	13,561
Associated Banc-Corp.	16,938	364,336
Atlantic Union Bankshares Corp.	7,033	248,335
†Axos Financial, Inc.	5,233	282,791
Banc of California, Inc.	11,870	180,543
BancFirst Corp.	3,473	305,728
†Bancorp, Inc.	5,452	182,424
Bank of America Corp.	182,850	6,933,672
Bank of Hawaii Corp.	3,306	206,261
Bank of Marin Bancorp	800	13,416
Bank of NT Butterfield & Son Ltd.	6,133	196,195
Bank OZK	11,441	520,108
BankUnited, Inc.	9,140	255,920
Banner Corp.	3,850	184,800
Bar Harbor Bankshares	127	3,363
BayCom Corp.	863	17,786
BCB Bancorp, Inc.	1,717	17,943
Berkshire Hills Bancorp, Inc.	5,646	129,406
†Blue Foundry Bancorp	1,457	13,638
Blue Ridge Bankshares, Inc.	1,073	2,886
BOK Financial Corp.	5,728	526,976
†Bridgewater Bancshares, Inc.	2,389	27,808
Brookline Bancorp, Inc.	9,434	93,963
Business First Bancshares, Inc.	4,431	98,723
Byline Bancorp, Inc.	2,137	46,416
Cadence Bank	17,713	513,677
Cambridge Bancorp	434	29,581
Camden National Corp.	1,998	66,973
Capital Bancorp, Inc.	557	11,602
Capital City Bank Group, Inc.	800	22,160
Capitol Federal Financial, Inc.	17,349	103,400
Capstar Financial Holdings, Inc.	1,067	21,447
†Carter Bankshares, Inc.	2,800	35,392
Cathay General Bancorp	8,683	328,478
Central Pacific Financial Corp.	5,001	98,770
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Central Valley Community Bancorp	2,384	$47,418
Citigroup, Inc.	48,521	3,068,468
Citizens & Northern Corp.	836	15,700
Citizens Financial Group, Inc.	19,084	692,558
City Holding Co.	1,769	184,365
Civista Bancshares, Inc.	1,212	18,641
CNB Financial Corp.	543	11,072
†Coastal Financial Corp.	775	30,124
Codorus Valley Bancorp, Inc.	594	13,519
†Columbia Financial, Inc.	6,136	105,601
Comerica, Inc.	8,347	459,002
Commerce Bancshares, Inc.	9,923	527,904
Community Bank System, Inc.	5,191	249,324
Community Trust Bancorp, Inc.	2,467	105,218
ConnectOne Bancorp, Inc.	5,185	101,107
†CrossFirst Bankshares, Inc.	1,345	18,615
Cullen/Frost Bankers, Inc.	4,148	466,940
†Customers Bancorp, Inc.	3,657	194,040
CVB Financial Corp.	14,317	255,415
Dime Community Bancshares, Inc.	7,277	140,155
Eagle Bancorp, Inc.	3,549	83,366
East West Bancorp, Inc.	11,093	877,567
Eastern Bankshares, Inc.	6,681	92,064
Enterprise Bancorp, Inc.	321	8,336
Enterprise Financial Services Corp.	3,126	126,791
Equity Bancshares, Inc. Class A	1,380	47,431
Farmers National Banc Corp.	3,472	46,386
FB Financial Corp.	5,341	201,142
Fifth Third Bancorp	34,520	1,284,489
Financial Institutions, Inc.	763	14,360
First Bancorp	4,235	152,968
First BanCorp	21,722	381,004
First Bancorp, Inc.	962	23,704
First Bancshares, Inc.	1,363	35,370
First Busey Corp.	7,236	174,026
First Business Financial Services, Inc.	810	30,375
First Citizens BancShares, Inc. Class A	702	1,147,770
First Commonwealth Financial Corp.	10,736	149,445
First Community Bankshares, Inc.	1,307	45,261
First Financial Bancorp	11,350	254,467
First Financial Bankshares, Inc.	8,922	292,731
First Financial Corp.	880	33,730
First Foundation, Inc.	5,112	38,596
LVIP Dimensional U.S. Core Equity 1 Fund–2

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Hawaiian, Inc.	5,650	$124,074
First Horizon Corp.	41,366	637,036
First Internet Bancorp	622	21,608
First Interstate BancSystem, Inc. Class A	8,840	240,536
First Merchants Corp.	5,690	198,581
First Mid Bancshares, Inc.	773	25,262
First of Long Island Corp.	1,772	19,651
Flushing Financial Corp.	4,876	61,486
FNB Corp.	32,839	463,030
Fulton Financial Corp.	16,777	266,587
†FVCBankcorp, Inc.	1,285	15,651
German American Bancorp, Inc.	3,237	112,130
Glacier Bancorp, Inc.	7,512	302,583
Great Southern Bancorp, Inc.	2,431	133,267
Guaranty Bancshares, Inc.	509	15,453
Hancock Whitney Corp.	9,517	438,163
Hanmi Financial Corp.	4,000	63,680
HarborOne Bancorp, Inc.	3,325	35,444
HBT Financial, Inc.	916	17,441
Heartland Financial USA, Inc.	6,250	219,687
Heritage Commerce Corp.	3,648	31,300
Heritage Financial Corp.	4,420	85,704
Hilltop Holdings, Inc.	6,334	198,381
Hingham Institution For Savings The	127	22,156
Home BancShares, Inc.	18,464	453,660
HomeStreet, Inc.	2,845	42,817
HomeTrust Bancshares, Inc.	901	24,633
Hope Bancorp, Inc.	11,520	132,595
Horizon Bancorp, Inc.	7,246	92,966
Huntington Bancshares, Inc.	62,198	867,662
Independent Bank Corp.	7,462	327,659
Independent Bank Group, Inc.	4,072	185,887
International Bancshares Corp.	6,070	340,770
JPMorgan Chase & Co.	94,772	18,982,832
Kearny Financial Corp.	10,885	70,099
KeyCorp	36,485	576,828
Lakeland Bancorp, Inc.	7,123	86,188
Lakeland Financial Corp.	1,993	132,176
Live Oak Bancshares, Inc.	3,640	151,096
M&T Bank Corp.	7,818	1,137,050
Macatawa Bank Corp.	1,158	11,337
Mercantile Bank Corp.	1,436	55,272
Metrocity Bankshares, Inc.	602	15,026
†Metropolitan Bank Holding Corp.	707	27,219
Mid Penn Bancorp, Inc.	1,043	20,870
Midland States Bancorp, Inc.	1,400	35,182
MidWestOne Financial Group, Inc.	600	14,064
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
MVB Financial Corp.	502	$11,200
National Bank Holdings Corp. Class A	3,762	135,695
NBT Bancorp, Inc.	5,373	197,082
New York Community Bancorp, Inc.	53,718	172,972
Nicolet Bankshares, Inc.	573	49,272
Northeast Bank	446	24,682
Northfield Bancorp, Inc.	6,724	65,357
Northwest Bancshares, Inc.	14,286	166,432
Norwood Financial Corp.	666	18,122
OceanFirst Financial Corp.	7,155	117,414
OFG Bancorp	5,663	208,455
Old National Bancorp	31,305	545,020
Origin Bancorp, Inc.	1,679	52,452
Pacific Premier Bancorp, Inc.	10,343	248,232
Park National Corp.	1,685	228,907
Parke Bancorp, Inc.	914	15,744
Pathward Financial, Inc.	4,209	212,470
PCB Bancorp	1,065	17,391
Peapack-Gladstone Financial Corp.	2,958	71,968
Peoples Bancorp, Inc.	3,493	103,428
Peoples Financial Services Corp.	200	8,622
Pinnacle Financial Partners, Inc.	5,894	506,177
†Pioneer Bancorp, Inc.	1,350	13,244
PNC Financial Services Group, Inc.	11,482	1,855,491
†Ponce Financial Group, Inc.	1,264	11,250
Popular, Inc.	7,098	625,263
Preferred Bank	1,509	115,846
Premier Financial Corp.	4,031	81,829
Primis Financial Corp.	868	10,564
Prosperity Bancshares, Inc.	7,651	503,283
Provident Financial Services, Inc.	6,385	93,029
QCR Holdings, Inc.	1,263	76,715
Red River Bancshares, Inc.	323	16,082
Regions Financial Corp.	43,297	910,969
Renasant Corp.	6,598	206,649
Republic Bancorp, Inc. Class A	1,755	89,505
S&T Bancorp, Inc.	4,286	137,495
Sandy Spring Bancorp, Inc.	4,310	99,906
Seacoast Banking Corp. of Florida	1,194	30,316
ServisFirst Bancshares, Inc.	4,189	277,982
Shore Bancshares, Inc.	844	9,706
Sierra Bancorp	742	14,988
Simmons First National Corp. Class A	11,060	215,228
SmartFinancial, Inc.	928	19,553
LVIP Dimensional U.S. Core Equity 1 Fund–3

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
South Plains Financial, Inc.	1,938	$51,861
†Southern First Bancshares, Inc.	592	18,802
Southern Missouri Bancorp, Inc.	396	17,309
Southside Bancshares, Inc.	3,707	108,356
SouthState Corp.	6,597	560,943
Stellar Bancorp, Inc.	3,713	90,449
†Sterling Bancorp, Inc.	1,664	8,586
Stock Yards Bancorp, Inc.	2,112	103,298
Synovus Financial Corp.	12,197	488,612
†Texas Capital Bancshares, Inc.	4,980	306,519
TFS Financial Corp.	9,915	124,532
Tompkins Financial Corp.	1,879	94,495
Towne Bank	7,647	214,575
TriCo Bancshares	3,318	122,036
†Triumph Financial, Inc.	3,079	244,226
Truist Financial Corp.	32,455	1,265,096
TrustCo Bank Corp.	2,494	70,231
Trustmark Corp.	7,049	198,147
U.S. Bancorp	44,245	1,977,751
UMB Financial Corp.	5,041	438,517
United Bankshares, Inc.	12,883	461,083
United Community Banks, Inc.	9,910	260,831
Unity Bancorp, Inc.	1,592	43,939
Univest Financial Corp.	5,030	104,725
Valley National Bancorp	39,046	310,806
Veritex Holdings, Inc.	2,442	50,037
WaFd, Inc.	8,474	246,000
Washington Trust Bancorp, Inc.	2,170	58,330
Webster Financial Corp.	13,429	681,790
Wells Fargo & Co.	90,480	5,244,221
WesBanco, Inc.	5,095	151,882
West BanCorp, Inc.	852	15,191
Westamerica BanCorp	2,893	141,410
Western Alliance Bancorp	9,181	589,328
Wintrust Financial Corp.	4,678	488,336
WSFS Financial Corp.	6,730	303,792
Zions Bancorp NA	11,022	478,355
		77,315,735
Beverages–1.23%
†Boston Beer Co., Inc. Class A	731	222,531
Brown-Forman Corp. Class A	11,259	582,581
†Celsius Holdings, Inc.	5,811	481,848
Coca-Cola Co.	110,085	6,735,000
Coca-Cola Consolidated, Inc.	822	695,749
Constellation Brands, Inc. Class A	3,790	1,029,970
†Duckhorn Portfolio, Inc.	6,506	60,571
Keurig Dr Pepper, Inc.	16,367	501,976
MGP Ingredients, Inc.	1,497	128,937
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
Molson Coors Beverage Co. Class B	10,324	$694,289
†Monster Beverage Corp.	14,682	870,349
†National Beverage Corp.	3,798	180,253
PepsiCo, Inc.	45,889	8,031,034
†Vita Coco Co., Inc.	3,750	91,612
		20,306,700
Biotechnology–1.96%
†4D Molecular Therapeutics, Inc.	2,900	92,394
AbbVie, Inc.	54,233	9,875,829
†Adicet Bio, Inc.	2,998	7,045
†ADMA Biologics, Inc.	5,102	33,673
†Adverum Biotechnologies, Inc.	1,077	15,229
†Affimed NV	288	1,526
†Agios Pharmaceuticals, Inc.	4,576	133,802
†Aldeyra Therapeutics, Inc.	6,436	21,046
†Alector, Inc.	5,362	32,279
†Alkermes PLC	3,336	90,306
†Allakos, Inc.	867	1,092
†Allogene Therapeutics, Inc.	10,092	45,111
†Alnylam Pharmaceuticals, Inc.	2,227	332,825
Amgen, Inc.	16,663	4,737,624
†AnaptysBio, Inc.	2,400	54,048
†Anika Therapeutics, Inc.	1,937	49,200
†Arcturus Therapeutics Holdings, Inc.	2,800	94,556
†Arcus Biosciences, Inc.	2,997	56,583
†Avid Bioservices, Inc.	5,337	35,758
†Avidity Biosciences, Inc.	3,226	82,328
†Beam Therapeutics, Inc.	1,976	65,287
†Biogen, Inc.	4,340	935,834
†BioMarin Pharmaceutical, Inc.	4,560	398,270
†Bluebird Bio, Inc.	4,185	5,357
†CareDx, Inc.	2,745	29,070
†Catalyst Pharmaceuticals, Inc.	6,124	97,617
†Celldex Therapeutics, Inc.	249	10,451
†Cogent Biosciences, Inc.	4,988	33,519
†Day One Biopharmaceuticals, Inc.	2,358	38,954
†Deciphera Pharmaceuticals, Inc.	3,902	61,378
†Denali Therapeutics, Inc.	4,195	86,081
†Dynavax Technologies Corp.	5,571	69,136
†Dyne Therapeutics, Inc.	2,343	66,518
†Eagle Pharmaceuticals, Inc.	1,957	10,255
†Editas Medicine, Inc.	1,820	13,504
†Emergent BioSolutions, Inc.	5,759	14,570
†Enanta Pharmaceuticals, Inc.	2,114	36,910
LVIP Dimensional U.S. Core Equity 1 Fund–4

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Exact Sciences Corp.	4,843	$334,458
†Exelixis, Inc.	20,982	497,903
†Fate Therapeutics, Inc.	3,581	26,285
†G1 Therapeutics, Inc.	4,800	20,736
Gilead Sciences, Inc.	49,809	3,648,509
†Halozyme Therapeutics, Inc.	5,662	230,330
†HilleVax, Inc.	2,430	40,411
†Ideaya Biosciences, Inc.	2,662	116,809
†Immunovant, Inc.	3,450	111,470
†Incyte Corp.	2,788	158,832
†Intellia Therapeutics, Inc.	2,940	80,879
†Iovance Biotherapeutics, Inc.	9,431	139,767
†Kiniksa Pharmaceuticals Ltd. Class A	3,129	61,735
†Kodiak Sciences, Inc.	915	4,813
†Krystal Biotech, Inc.	1,200	213,516
†Kura Oncology, Inc.	3,841	81,929
†Kymera Therapeutics, Inc.	1,800	72,360
†MacroGenics, Inc.	2,941	43,292
†MeiraGTx Holdings PLC	1,922	11,667
†MiMedx Group, Inc.	3,949	30,407
†Moderna, Inc.	8,656	922,383
†Morphic Holding, Inc.	269	9,469
†Mural Oncology PLC	333	1,628
†Myriad Genetics, Inc.	6,072	129,455
†Natera, Inc.	1,615	147,708
†Neurocrine Biosciences, Inc.	2,841	391,831
†Nurix Therapeutics, Inc.	5,361	78,807
†Olema Pharmaceuticals, Inc.	4,987	56,453
†ORIC Pharmaceuticals, Inc.	1,829	25,149
=†PDL BioPharma, Inc.	21,857	26,010
†PMV Pharmaceuticals, Inc.	3,878	6,593
†Protagonist Therapeutics, Inc.	2,495	72,180
†Prothena Corp. PLC	2,660	65,888
†RAPT Therapeutics, Inc.	2,200	19,756
†Recursion Pharmaceuticals, Inc. Class A	7,517	74,945
†Regeneron Pharmaceuticals, Inc.	2,887	2,778,709
†REGENXBIO, Inc.	2,474	52,127
†Relay Therapeutics, Inc.	2,767	22,966
†Replimune Group, Inc.	3,297	26,937
†REVOLUTION Medicines, Inc.	1,900	61,237
†Rocket Pharmaceuticals, Inc.	4,200	113,148
†Sage Therapeutics, Inc.	1,625	30,453
†Sana Biotechnology, Inc.	9,606	96,060
†Sangamo Therapeutics, Inc.	13,158	8,818
†Sarepta Therapeutics, Inc.	1,583	204,935
†SpringWorks Therapeutics, Inc.	300	14,766
†Stoke Therapeutics, Inc.	1,567	21,155
†Sutro Biopharma, Inc.	500	2,825
†Twist Bioscience Corp.	4,108	140,945
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†United Therapeutics Corp.	2,357	$541,450
†Vanda Pharmaceuticals, Inc.	5,302	21,791
†Vaxcyte, Inc.	2,603	177,811
†Veracyte, Inc.	2,721	60,297
†Vericel Corp.	1,820	94,676
†Vertex Pharmaceuticals, Inc.	4,671	1,952,525
†Voyager Therapeutics, Inc.	3,489	32,483
†Xencor, Inc.	5,219	115,496
†Xenon Pharmaceuticals, Inc.	2,327	100,177
†Zentalis Pharmaceuticals, Inc.	3,380	53,269
		32,444,384
Building Products–1.32%
A O Smith Corp.	8,970	802,456
AAON, Inc.	6,192	545,515
Advanced Drainage Systems, Inc.	6,620	1,140,229
Allegion PLC	4,973	669,913
†American Woodmark Corp.	1,498	152,287
Apogee Enterprises, Inc.	3,439	203,589
Armstrong World Industries, Inc.	4,709	584,952
†AZEK Co., Inc.	9,229	463,480
AZZ, Inc.	2,429	187,786
†Builders FirstSource, Inc.	14,832	3,093,214
Carlisle Cos., Inc.	2,931	1,148,512
Carrier Global Corp.	25,366	1,474,526
CSW Industrials, Inc.	1,175	275,655
Fortune Brands Innovations, Inc.	9,293	786,838
†Gibraltar Industries, Inc.	2,498	201,164
Griffon Corp.	4,452	326,510
†Hayward Holdings, Inc.	10,449	159,974
Insteel Industries, Inc.	1,756	67,114
†Janus International Group, Inc.	5,222	79,009
†JELD-WEN Holding, Inc.	11,080	235,228
Johnson Controls International PLC	13,503	882,016
Lennox International, Inc.	1,939	947,706
Masco Corp.	7,073	557,918
†Masonite International Corp.	2,782	365,694
†Masterbrand, Inc.	9,293	174,151
Owens Corning	7,740	1,291,032
Quanex Building Products Corp.	4,360	167,555
†Resideo Technologies, Inc.	14,386	322,534
Simpson Manufacturing Co., Inc.	4,020	824,824
Tecnoglass, Inc.	1,413	73,518
Trane Technologies PLC	6,933	2,081,287
†Trex Co., Inc.	8,010	798,997
UFP Industries, Inc.	5,658	695,991
LVIP Dimensional U.S. Core Equity 1 Fund–5

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Zurn Elkay Water Solutions Corp.	2,631	$88,059
		21,869,233
Capital Markets–2.77%
Affiliated Managers Group, Inc.	3,261	546,120
Ameriprise Financial, Inc.	5,748	2,520,153
ARES Management Corp. Class A	2,453	326,200
Artisan Partners Asset Management, Inc. Class A	3,789	173,423
†AssetMark Financial Holdings, Inc.	1,142	40,438
B Riley Financial, Inc.	702	14,861
Bank of New York Mellon Corp.	22,761	1,311,489
BGC Group, Inc. Class A	30,856	239,751
BlackRock, Inc.	2,926	2,439,406
Blackstone, Inc.	5,801	762,077
Brightsphere Investment Group, Inc.	3,103	70,872
Carlyle Group, Inc.	7,611	357,032
Cboe Global Markets, Inc.	4,253	781,404
Charles Schwab Corp.	32,340	2,339,476
CME Group, Inc.	6,950	1,496,265
Cohen & Steers, Inc.	4,071	313,019
†Coinbase Global, Inc. Class A	1,298	344,126
Diamond Hill Investment Group, Inc.	786	121,178
†Donnelley Financial Solutions, Inc.	3,408	211,330
Evercore, Inc. Class A	3,735	719,324
FactSet Research Systems, Inc.	1,349	612,972
Federated Hermes, Inc.	9,193	332,051
Franklin Resources, Inc.	20,323	571,279
Goldman Sachs Group, Inc.	8,840	3,692,380
Hamilton Lane, Inc. Class A	2,290	258,220
Houlihan Lokey, Inc.	2,921	374,443
Interactive Brokers Group, Inc. Class A	1,558	174,044
Intercontinental Exchange, Inc.	12,513	1,719,662
Invesco Ltd.	35,679	591,915
Janus Henderson Group PLC	11,212	368,763
Jefferies Financial Group, Inc.	16,565	730,516
KKR & Co., Inc.	12,259	1,233,010
Lazard, Inc.	6,961	291,457
LPL Financial Holdings, Inc.	3,385	894,317
MarketAxess Holdings, Inc.	1,677	367,682
Moelis & Co. Class A	2,918	165,655
Moody's Corp.	4,233	1,663,696
Morgan Stanley	35,904	3,380,721
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Morningstar, Inc.	2,645	$815,639
MSCI, Inc.	2,026	1,135,472
Nasdaq, Inc.	17,227	1,087,024
Northern Trust Corp.	9,018	801,881
†Open Lending Corp. Class A	1,499	9,384
Oppenheimer Holdings, Inc. Class A	566	22,595
Piper Sandler Cos.	1,314	260,816
PJT Partners, Inc. Class A	1,221	115,091
Raymond James Financial, Inc.	9,654	1,239,767
†Robinhood Markets, Inc. Class A	4,462	89,820
S&P Global, Inc.	5,741	2,442,508
SEI Investments Co.	12,025	864,597
State Street Corp.	14,002	1,082,635
StepStone Group, Inc. Class A	1,700	60,758
Stifel Financial Corp.	8,981	702,045
†StoneX Group, Inc.	2,592	182,114
T Rowe Price Group, Inc.	9,926	1,210,178
Tradeweb Markets, Inc. Class A	4,691	488,661
Victory Capital Holdings, Inc. Class A	3,143	133,357
Virtu Financial, Inc. Class A	8,744	179,427
Virtus Investment Partners, Inc.	817	202,600
Westwood Holdings Group, Inc.	147	1,811
WisdomTree, Inc.	18,923	173,902
		45,852,809
Chemicals–1.95%
AdvanSix, Inc.	4,807	137,480
Air Products & Chemicals, Inc.	4,756	1,152,236
Albemarle Corp.	3,911	515,235
American Vanguard Corp.	3,629	46,996
†Arcadium Lithium PLC	13,295	57,301
Ashland, Inc.	4,435	431,836
†Aspen Aerogels, Inc.	4,300	75,680
Avient Corp.	9,434	409,436
†Axalta Coating Systems Ltd.	21,171	728,071
Balchem Corp.	2,111	327,100
Cabot Corp.	5,734	528,675
Celanese Corp.	4,848	833,177
CF Industries Holdings, Inc.	15,031	1,250,730
Chemours Co.	8,853	232,480
Corteva, Inc.	20,820	1,200,689
Dow, Inc.	33,613	1,947,201
DuPont de Nemours, Inc.	12,964	993,950
Eastman Chemical Co.	7,160	717,575
Ecolab, Inc.	5,415	1,250,324
†Ecovyst, Inc.	16,626	185,380
LVIP Dimensional U.S. Core Equity 1 Fund–6

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Element Solutions, Inc.	19,266	$481,265
FMC Corp.	5,172	329,456
Hawkins, Inc.	1,638	125,798
HB Fuller Co.	4,845	386,340
Huntsman Corp.	17,308	450,527
†Ingevity Corp.	4,179	199,338
Innospec, Inc.	1,961	252,851
International Flavors & Fragrances, Inc.	11,401	980,372
†Intrepid Potash, Inc.	612	12,766
Koppers Holdings, Inc.	1,784	98,423
Kronos Worldwide, Inc.	8,371	98,778
Linde PLC	9,605	4,459,794
†LSB Industries, Inc.	3,347	29,387
LyondellBasell Industries NV Class A	23,310	2,384,147
Mativ Holdings, Inc.	7,587	142,256
Minerals Technologies, Inc.	3,668	276,127
Mosaic Co.	18,737	608,203
NewMarket Corp.	927	588,293
Olin Corp.	18,769	1,103,617
Orion SA	1,161	27,307
†Perimeter Solutions SA	7,699	57,127
PPG Industries, Inc.	8,250	1,195,425
Quaker Chemical Corp.	333	68,348
†Rayonier Advanced Materials, Inc.	10,113	48,340
RPM International, Inc.	7,154	850,968
Sensient Technologies Corp.	3,597	248,876
Sherwin-Williams Co.	8,142	2,827,961
Stepan Co.	2,327	209,523
Trinseo PLC	3,249	12,281
Tronox Holdings PLC	12,136	210,560
Westlake Corp.	2,797	427,382
		32,213,388
Commercial Services & Supplies–0.90%
ABM Industries, Inc.	6,155	274,636
ACCO Brands Corp.	15,297	85,816
†ACV Auctions, Inc. Class A	40	751
Brady Corp. Class A	3,998	237,002
†BrightView Holdings, Inc.	4,456	53,026
Brink's Co.	3,096	286,009
†Casella Waste Systems, Inc. Class A	2,209	218,404
†CECO Environmental Corp.	3,876	89,226
†Cimpress PLC	1,769	156,574
Cintas Corp.	2,667	1,832,309
Civeo Corp.	683	18,339
†Clean Harbors, Inc.	6,114	1,230,809
†Copart, Inc.	17,785	1,030,107
Deluxe Corp.	5,890	121,275
†Driven Brands Holdings, Inc.	3,542	55,928
Ennis, Inc.	3,323	68,155
†Enviri Corp.	9,121	83,457
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
=†GCI Liberty, Inc.	8,309	$0
†Healthcare Services Group, Inc.	2,712	33,846
HNI Corp.	4,230	190,900
Interface, Inc.	8,682	146,031
†Liquidity Services, Inc.	356	6,622
Matthews International Corp. Class A	2,732	84,911
MillerKnoll, Inc.	9,236	228,683
†Montrose Environmental Group, Inc.	573	22,444
MSA Safety, Inc.	1,744	337,621
†OPENLANE, Inc.	13,984	241,923
Pitney Bowes, Inc.	13,039	56,459
Quad/Graphics, Inc.	5,244	27,846
Republic Services, Inc.	7,221	1,382,388
Rollins, Inc.	14,637	677,254
†SP Plus Corp.	3,002	156,764
Steelcase, Inc. Class A	12,090	158,137
†Stericycle, Inc.	7,107	374,894
Tetra Tech, Inc.	3,893	719,076
UniFirst Corp.	1,742	302,115
Veralto Corp.	4,043	358,452
Vestis Corp.	9,019	173,796
†Viad Corp.	2,959	116,851
VSE Corp.	600	48,000
Waste Management, Inc.	15,317	3,264,819
		14,951,655
Communications Equipment–0.75%
†Applied Optoelectronics, Inc.	2,558	35,454
†Arista Networks, Inc.	4,087	1,185,148
†Aviat Networks, Inc.	681	26,110
†Calix, Inc.	3,340	110,754
†Cambium Networks Corp.	1,717	7,400
†Ciena Corp.	12,663	626,185
Cisco Systems, Inc.	120,470	6,012,658
†Clearfield, Inc.	700	21,588
†Comtech Telecommunications Corp.	2,467	8,462
†Digi International, Inc.	2,900	92,597
†DZS, Inc.	877	1,158
†Extreme Networks, Inc.	5,495	63,412
†F5, Inc.	4,197	795,709
†Harmonic, Inc.	12,292	165,205
†Infinera Corp.	10,500	63,315
Juniper Networks, Inc.	22,261	824,993
†Lumentum Holdings, Inc.	5,089	240,964
Motorola Solutions, Inc.	4,388	1,557,652
†NETGEAR, Inc.	3,638	57,371
†NetScout Systems, Inc.	8,743	190,947
†Ribbon Communications, Inc.	7,554	24,173
†Viasat, Inc.	4,826	87,302
LVIP Dimensional U.S. Core Equity 1 Fund–7

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Viavi Solutions, Inc.	21,760	$197,799
		12,396,356
Construction & Engineering–0.64%
AECOM	6,195	607,606
†Ameresco, Inc. Class A	1,754	42,324
†API Group Corp.	3,055	119,970
Arcosa, Inc.	4,724	405,603
Argan, Inc.	1,865	94,257
†Bowman Consulting Group Ltd.	773	26,893
†Cadeler AS ADR	1,367	24,797
Comfort Systems USA, Inc.	2,957	939,468
†Construction Partners, Inc. Class A	3,231	181,421
†Dycom Industries, Inc.	3,130	449,249
EMCOR Group, Inc.	4,763	1,668,002
†Fluor Corp.	6,492	274,482
Granite Construction, Inc.	5,660	323,356
†Great Lakes Dredge & Dock Corp.	10,783	94,351
†IES Holdings, Inc.	955	116,166
†MasTec, Inc.	6,507	606,778
†Matrix Service Co.	3,017	39,311
MDU Resources Group, Inc.	18,965	477,918
†MYR Group, Inc.	1,689	298,531
†Northwest Pipe Co.	417	14,461
Primoris Services Corp.	5,175	220,300
Quanta Services, Inc.	6,247	1,622,971
†Sterling Infrastructure, Inc.	3,880	428,003
†Tutor Perini Corp.	7,043	101,842
Valmont Industries, Inc.	1,769	403,827
†WillScot Mobile Mini Holdings Corp.	20,019	930,883
		10,512,770
Construction Materials–0.32%
Eagle Materials, Inc.	4,281	1,163,362
†Knife River Corp.	4,741	384,400
Martin Marietta Materials, Inc.	2,798	1,717,804
†Summit Materials, Inc. Class A	11,571	515,720
U.S. Lime & Minerals, Inc.	148	44,125
Vulcan Materials Co.	5,108	1,394,075
		5,219,486
Consumer Finance–0.94%
Ally Financial, Inc.	25,875	1,050,266
American Express Co.	20,945	4,768,967
†Atlanticus Holdings Corp.	1,483	43,882
Bread Financial Holdings, Inc.	4,827	179,757
Capital One Financial Corp.	14,031	2,089,076
†Credit Acceptance Corp.	1,131	623,803
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
Discover Financial Services	19,033	$2,495,036
†Encore Capital Group, Inc.	3,279	149,555
†Enova International, Inc.	3,485	218,963
†EZCORP, Inc. Class A	6,690	75,798
FirstCash Holdings, Inc.	4,561	581,710
†Green Dot Corp. Class A	3,997	37,292
†LendingClub Corp.	14,756	129,705
†LendingTree, Inc.	513	21,720
Navient Corp.	13,773	239,650
Nelnet, Inc. Class A	2,759	261,139
OneMain Holdings, Inc.	11,443	584,623
†PRA Group, Inc.	5,542	144,535
PROG Holdings, Inc.	6,205	213,700
Regional Management Corp.	1,098	26,583
SLM Corp.	19,724	429,786
†SoFi Technologies, Inc.	16,505	120,487
Synchrony Financial	21,871	943,078
†World Acceptance Corp.	1,118	162,088
		15,591,199
Containers & Packaging–0.67%
Amcor PLC	94,418	897,915
AptarGroup, Inc.	5,312	764,344
Ardagh Metal Packaging SA	6,180	21,197
Avery Dennison Corp.	4,042	902,377
Ball Corp.	14,967	1,008,177
Berry Global Group, Inc.	15,811	956,249
Crown Holdings, Inc.	7,001	554,899
Graphic Packaging Holding Co.	37,740	1,101,253
Greif, Inc. Class A	4,608	318,418
International Paper Co.	18,555	724,016
Myers Industries, Inc.	2,920	67,656
†O-I Glass, Inc.	15,403	255,536
Packaging Corp. of America	7,234	1,372,869
Pactiv Evergreen, Inc.	3,230	46,254
†Ranpak Holdings Corp.	2,426	19,093
Sealed Air Corp.	8,211	305,449
Silgan Holdings, Inc.	9,063	440,099
Sonoco Products Co.	9,919	573,715
TriMas Corp.	5,477	146,400
Westrock Co.	12,881	636,966
		11,112,882
Distributors–0.16%
Genuine Parts Co.	8,090	1,253,384
LKQ Corp.	12,418	663,245
Pool Corp.	1,930	778,755
Weyco Group, Inc.	723	23,049
		2,718,433
Diversified Consumer Services–0.27%
ADT, Inc.	30,786	206,882
†Adtalem Global Education, Inc.	5,122	263,271
LVIP Dimensional U.S. Core Equity 1 Fund–8

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†American Public Education, Inc.	2,213	$31,425
†Bright Horizons Family Solutions, Inc.	3,064	347,335
Carriage Services, Inc.	2,326	62,895
†Chegg, Inc.	2,936	22,226
†Coursera, Inc.	7,019	98,406
†Duolingo, Inc.	948	209,110
†Frontdoor, Inc.	5,297	172,576
Graham Holdings Co. Class B	453	347,759
†Grand Canyon Education, Inc.	2,630	358,232
H&R Block, Inc.	10,793	530,044
Laureate Education, Inc.	1,100	16,027
†Mister Car Wash, Inc.	6,772	52,483
†OneSpaWorld Holdings Ltd.	4,641	61,400
Perdoceo Education Corp.	7,863	138,074
Service Corp. International	12,808	950,482
Strategic Education, Inc.	2,304	239,893
†Stride, Inc.	4,689	295,641
†Universal Technical Institute, Inc.	3,270	52,124
		4,456,285
Diversified Financial Services–3.61%
†Affirm Holdings, Inc.	2,807	104,589
A-Mark Precious Metals, Inc.	1,648	50,577
Apollo Global Management, Inc.	6,950	781,528
†AvidXchange Holdings, Inc.	10,982	144,413
†Berkshire Hathaway, Inc. Class B	42,457	17,854,018
†Block, Inc.	4,058	343,226
†BM Technologies, Inc.	562	927
†Cannae Holdings, Inc.	3,360	74,726
†Cantaloupe, Inc.	2,736	17,593
Cass Information Systems, Inc.	1,874	90,271
Corebridge Financial, Inc.	2,392	68,722
†Corpay, Inc.	4,616	1,424,221
Enact Holdings, Inc.	1,869	58,275
Equitable Holdings, Inc.	22,442	853,020
Essent Group Ltd.	9,692	576,771
†Euronet Worldwide, Inc.	4,413	485,121
EVERTEC, Inc.	7,143	285,006
Federal Agricultural Mortgage Corp. Class C	1,195	235,272
Fidelity National Information Services, Inc.	16,512	1,224,860
†Fiserv, Inc.	12,330	1,970,581
†Flywire Corp.	2,304	57,162
Global Payments, Inc.	8,159	1,090,532
†I3 Verticals, Inc. Class A	2,397	54,867
†International Money Express, Inc.	2,436	55,614
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services (continued)
Jack Henry & Associates, Inc.	2,611	$453,609
Jackson Financial, Inc. Class A	3,086	204,108
†Marqeta, Inc. Class A	7,290	43,448
Mastercard, Inc. Class A	26,381	12,704,298
Merchants Bancorp	1,218	52,593
MGIC Investment Corp.	26,229	586,480
†Mr Cooper Group, Inc.	6,569	512,054
†NCR Atleos Corp.	6,538	129,126
†NMI Holdings, Inc. Class A	9,001	291,092
†Ocwen Financial Corp.	819	22,121
†Paymentus Holdings, Inc. Class A	2,017	45,887
†Payoneer Global, Inc.	9,310	45,247
†PayPal Holdings, Inc.	19,280	1,291,567
†Paysafe Ltd.	3,600	56,844
PennyMac Financial Services, Inc.	1,310	119,328
Radian Group, Inc.	13,737	459,777
†Remitly Global, Inc.	4,416	91,588
†Rocket Cos., Inc. Class A	9,767	142,110
†Shift4 Payments, Inc. Class A	1,311	86,618
†Toast, Inc. Class A	7,723	192,457
UWM Holdings Corp.	8,900	64,614
†Velocity Financial, Inc.	535	9,630
Visa, Inc. Class A	43,442	12,123,793
Voya Financial, Inc.	8,511	629,133
Walker & Dunlop, Inc.	3,389	342,492
Waterstone Financial, Inc.	3,925	47,767
Western Union Co.	21,608	302,080
†WEX, Inc.	3,024	718,291
		59,670,044
Diversified Telecommunication Services–0.92%
†Anterix, Inc.	2,400	80,664
AT&T, Inc.	218,680	3,848,768
ATN International, Inc.	2,414	76,053
†Bandwidth, Inc. Class A	4,888	89,255
Cogent Communications Holdings, Inc.	2,734	178,612
†Consolidated Communications Holdings, Inc.	10,085	43,567
†Frontier Communications Parent, Inc.	12,661	310,194
IDT Corp. Class B	3,397	128,441
Iridium Communications, Inc.	10,976	287,132
†Liberty Latin America Ltd. Class A	11,079	77,387
†Lumen Technologies, Inc.	87,403	136,349
Shenandoah Telecommunications Co.	4,651	80,788
LVIP Dimensional U.S. Core Equity 1 Fund–9

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	234,174	$9,825,941
		15,163,151
Electric Utilities–1.19%
ALLETE, Inc.	3,194	190,490
Alliant Energy Corp.	7,673	386,719
American Electric Power Co., Inc.	12,638	1,088,132
Avangrid, Inc.	2,641	96,238
Constellation Energy Corp.	8,864	1,638,510
Duke Energy Corp.	18,887	1,826,562
Edison International	12,899	912,346
Entergy Corp.	5,703	602,693
Evergy, Inc.	7,526	401,738
Eversource Energy	11,554	690,583
Exelon Corp.	26,594	999,136
FirstEnergy Corp.	17,934	692,611
Genie Energy Ltd. Class B	2,298	34,654
Hawaiian Electric Industries, Inc.	8,248	92,955
IDACORP, Inc.	3,906	362,828
MGE Energy, Inc.	2,722	214,276
NextEra Energy, Inc.	46,179	2,951,300
NRG Energy, Inc.	22,471	1,521,062
OGE Energy Corp.	8,515	292,064
Otter Tail Corp.	3,279	283,306
PG&E Corp.	11,609	194,567
Pinnacle West Capital Corp.	5,231	390,913
PNM Resources, Inc.	5,952	224,033
Portland General Electric Co.	5,391	226,422
PPL Corp.	23,327	642,192
Southern Co.	26,186	1,878,584
Xcel Energy, Inc.	14,781	794,479
		19,629,393
Electrical Equipment–0.84%
Acuity Brands, Inc.	2,185	587,175
Allient, Inc.	2,562	91,412
AMETEK, Inc.	8,278	1,514,046
†Array Technologies, Inc.	1,936	28,866
Atkore, Inc.	4,968	945,709
Eaton Corp. PLC	8,154	2,549,593
Emerson Electric Co.	11,210	1,271,438
Encore Wire Corp.	2,181	573,123
EnerSys	3,479	328,626
†Fluence Energy, Inc.	1,145	19,854
†FuelCell Energy, Inc.	25,041	29,799
†Generac Holdings, Inc.	1,996	251,776
GrafTech International Ltd.	5,319	7,340
Hubbell, Inc.	1,924	798,556
LSI Industries, Inc.	2,323	35,124
†NEXTracker, Inc. Class A	4,072	229,131
nVent Electric PLC	8,024	605,010
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Plug Power, Inc.	4,000	$13,760
Powell Industries, Inc.	1,172	166,776
Preformed Line Products Co.	206	26,506
Regal Rexnord Corp.	4,739	853,494
Rockwell Automation, Inc.	4,255	1,239,609
Sensata Technologies Holding PLC	13,114	481,808
†Shoals Technologies Group, Inc. Class A	3,212	35,910
†Sunrun, Inc.	12,414	163,617
†Thermon Group Holdings, Inc.	3,728	121,980
Vertiv Holdings Co. Class A	11,058	903,107
†Vicor Corp.	1,501	57,398
		13,930,543
Electronic Equipment, Instruments & Components–1.32%
Advanced Energy Industries, Inc.	3,148	321,033
Amphenol Corp. Class A	16,973	1,957,836
†Arlo Technologies, Inc.	1,940	24,541
†Arrow Electronics, Inc.	6,651	861,038
Avnet, Inc.	8,965	444,485
Badger Meter, Inc.	2,255	364,882
Bel Fuse, Inc. Class B	1,387	83,650
Belden, Inc.	4,027	372,940
Benchmark Electronics, Inc.	4,152	124,601
CDW Corp.	5,506	1,408,325
Cognex Corp.	7,440	315,605
†Coherent Corp.	7,701	466,835
Corning, Inc.	36,605	1,206,501
Crane NXT Co.	5,256	325,346
CTS Corp.	4,313	201,805
†Daktronics, Inc.	5,746	57,230
†ePlus, Inc.	2,428	190,695
†Fabrinet	2,950	557,609
†FARO Technologies, Inc.	1,676	36,051
†Flex Ltd.	23,379	668,873
†Insight Enterprises, Inc.	2,880	534,298
†IPG Photonics Corp.	3,916	355,142
†Itron, Inc.	2,913	269,511
Jabil, Inc.	13,386	1,793,055
†Keysight Technologies, Inc.	6,369	995,984
†Kimball Electronics, Inc.	343	7,426
†Knowles Corp.	9,789	157,603
Littelfuse, Inc.	2,042	494,879
†Luna Innovations, Inc.	2,719	8,714
Methode Electronics, Inc.	4,593	55,943
†Mirion Technologies, Inc.	5,893	67,003
Napco Security Technologies, Inc.	1,900	76,304
†nLight, Inc.	6,064	78,832
†Novanta, Inc.	2,315	404,593
†OSI Systems, Inc.	1,492	213,087
†PAR Technology Corp.	1,800	81,648
LVIP Dimensional U.S. Core Equity 1 Fund–10

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
PC Connection, Inc.	3,183	$209,855
†Plexus Corp.	2,182	206,897
Richardson Electronics Ltd.	2,073	19,092
†Rogers Corp.	1,659	196,907
†Sanmina Corp.	5,560	345,721
†ScanSource, Inc.	4,669	205,623
†SmartRent, Inc.	9,964	26,703
TD SYNNEX Corp.	6,774	766,139
TE Connectivity Ltd.	8,674	1,259,812
†Teledyne Technologies, Inc.	1,933	829,876
†Trimble, Inc.	9,996	643,343
†TTM Technologies, Inc.	12,750	199,537
Vishay Intertechnology, Inc.	13,041	295,770
†Vishay Precision Group, Inc.	858	30,313
Vontier Corp.	9,340	423,662
†Zebra Technologies Corp. Class A	1,677	505,515
		21,748,668
Energy Equipment & Services–0.63%
Archrock, Inc.	13,582	267,158
Baker Hughes Co.	31,272	1,047,612
†Bristow Group, Inc.	670	18,224
Cactus, Inc. Class A	3,339	167,251
ChampionX Corp.	17,282	620,251
Core Laboratories, Inc.	3,764	64,289
†DMC Global, Inc.	1,792	34,926
†Dril-Quip, Inc.	4,298	96,834
†Expro Group Holdings NV	4,117	82,217
†Forum Energy Technologies, Inc.	581	11,608
Halliburton Co.	41,586	1,639,320
†Helix Energy Solutions Group, Inc.	20,202	218,990
Helmerich & Payne, Inc.	7,597	319,530
Liberty Energy, Inc.	13,753	284,962
†Mammoth Energy Services, Inc.	3,494	12,718
†Nabors Industries Ltd.	845	72,780
†Newpark Resources, Inc.	12,083	87,239
NOV, Inc.	21,887	427,234
†Oceaneering International, Inc.	12,328	288,475
†Oil States International, Inc.	6,670	41,087
Patterson-UTI Energy, Inc.	9,303	111,078
†ProPetro Holding Corp.	10,570	85,406
RPC, Inc.	14,752	114,180
Schlumberger NV	41,543	2,276,972
†SEACOR Marine Holdings, Inc.	2,951	41,137
†Seadrill Ltd.	1,119	56,286
Select Water Solutions, Inc.	17,227	159,005
Solaris Oilfield Infrastructure, Inc. Class A	2,482	21,519
TechnipFMC PLC	20,805	522,414
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†TETRA Technologies, Inc.	6,536	$28,954
†Tidewater, Inc.	1,101	101,292
†Transocean Ltd.	38,916	244,393
†U.S. Silica Holdings, Inc.	11,361	140,990
†Valaris Ltd.	2,689	202,374
†Weatherford International PLC	4,039	466,181
		10,374,886
Entertainment–0.94%
†Atlanta Braves Holdings, Inc. Class A	2,109	84,064
†Cinemark Holdings, Inc.	1,388	24,942
Electronic Arts, Inc.	5,636	747,728
Endeavor Group Holdings, Inc. Class A	5,579	143,548
†Eventbrite, Inc. Class A	6,000	32,880
†IMAX Corp.	4,896	79,168
†Liberty Media Corp.-Liberty Formula One Class A	9,968	643,714
†Liberty Media Corp.-Liberty Live Class A	5,359	232,534
†Lions Gate Entertainment Corp. Class A	18,098	172,315
†Live Nation Entertainment, Inc.	7,827	827,862
†Madison Square Garden Entertainment Corp.	3,215	126,060
†Madison Square Garden Sports Corp.	382	70,487
Marcus Corp.	3,838	54,730
†Netflix, Inc.	7,867	4,777,865
†Reading International, Inc. Class A	489	900
†ROBLOX Corp. Class A	5,329	203,461
†Roku, Inc.	2,629	171,332
†Sphere Entertainment Co.	3,215	157,792
†Spotify Technology SA	1,210	319,319
†Take-Two Interactive Software, Inc.	6,538	970,828
TKO Group Holdings, Inc.	3,541	305,978
Walt Disney Co.	36,996	4,526,830
†Warner Bros Discovery, Inc.	88,464	772,291
Warner Music Group Corp. Class A	2,536	83,739
		15,530,367
Food & Staples Retailing–1.92%
Albertsons Cos., Inc. Class A	17,575	376,808
Andersons, Inc.	4,370	250,707
†BJ's Wholesale Club Holdings, Inc.	10,299	779,119
Casey's General Stores, Inc.	3,343	1,064,578
†Chefs' Warehouse, Inc.	2,580	97,163
Costco Wholesale Corp.	10,697	7,836,943
LVIP Dimensional U.S. Core Equity 1 Fund–11

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
Dollar General Corp.	6,748	$1,053,093
†Dollar Tree, Inc.	9,394	1,250,811
†Grocery Outlet Holding Corp.	1,953	56,207
†HF Foods Group, Inc.	4,692	16,422
Ingles Markets, Inc. Class A	2,345	179,815
Kroger Co.	67,817	3,874,385
Natural Grocers by Vitamin Cottage, Inc.	3,652	65,919
†Performance Food Group Co.	12,066	900,606
PriceSmart, Inc.	1,845	154,980
SpartanNash Co.	5,888	118,996
†Sprouts Farmers Market, Inc.	10,421	671,946
Sysco Corp.	17,582	1,427,307
Target Corp.	15,292	2,709,895
†U.S. Foods Holding Corp.	16,963	915,493
†United Natural Foods, Inc.	6,297	72,353
Village Super Market, Inc. Class A	618	17,681
Walgreens Boots Alliance, Inc.	24,875	539,539
Walmart, Inc.	119,139	7,168,594
Weis Markets, Inc.	3,330	214,452
		31,813,812
Food Products–0.98%
Alico, Inc.	234	6,852
Archer-Daniels-Midland Co.	3,657	229,696
B&G Foods, Inc.	9,162	104,813
Bunge Global SA	7,656	784,893
Calavo Growers, Inc.	1,666	46,331
Cal-Maine Foods, Inc.	5,325	313,376
Campbell Soup Co.	16,121	716,578
Conagra Brands, Inc.	20,072	594,934
†Darling Ingredients, Inc.	8,222	382,405
†Farmer Bros Co.	400	1,428
Flowers Foods, Inc.	17,818	423,178
Fresh Del Monte Produce, Inc.	6,313	163,570
†Freshpet, Inc.	885	102,536
General Mills, Inc.	17,739	1,241,198
†Hain Celestial Group, Inc.	9,937	78,105
Hershey Co.	5,358	1,042,131
Hormel Foods Corp.	18,651	650,733
Ingredion, Inc.	5,806	678,431
J & J Snack Foods Corp.	1,370	198,047
J M Smucker Co.	5,410	680,957
John B Sanfilippo & Son, Inc.	748	79,228
Kellanova	18,088	1,036,262
Kraft Heinz Co.	19,060	703,314
Lamb Weston Holdings, Inc.	5,940	632,788
Lancaster Colony Corp.	1,572	326,394
McCormick & Co., Inc.	7,725	593,433
Mondelez International, Inc. Class A	27,705	1,939,350
†Pilgrim's Pride Corp.	10,200	350,064
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
†Post Holdings, Inc.	4,512	$479,535
Seaboard Corp.	14	45,135
†Simply Good Foods Co.	7,603	258,730
Tootsie Roll Industries, Inc.	1,591	50,971
†TreeHouse Foods, Inc.	5,737	223,456
Tyson Foods, Inc. Class A	13,612	799,433
Utz Brands, Inc.	3,854	71,068
†Vital Farms, Inc.	3,700	86,025
WK Kellogg Co.	4,522	85,014
		16,200,392
Gas Utilities–0.14%
Atmos Energy Corp.	4,750	564,633
Chesapeake Utilities Corp.	776	83,265
National Fuel Gas Co.	5,275	283,373
New Jersey Resources Corp.	8,468	363,362
Northwest Natural Holding Co.	2,733	101,722
ONE Gas, Inc.	2,955	190,686
Southwest Gas Holdings, Inc.	3,302	251,381
Spire, Inc.	3,336	204,730
UGI Corp.	11,119	272,860
		2,316,012
Health Care Equipment & Supplies–1.77%
Abbott Laboratories	33,572	3,815,794
†Align Technology, Inc.	1,343	440,397
†AngioDynamics, Inc.	5,678	33,330
†Artivion, Inc.	4,470	94,585
†AtriCure, Inc.	1,380	41,980
Atrion Corp.	226	104,762
†Avanos Medical, Inc.	5,480	109,107
†Axogen, Inc.	3,071	24,783
†Axonics, Inc.	1,703	117,456
Baxter International, Inc.	20,388	871,383
Becton Dickinson & Co.	5,266	1,303,072
†Boston Scientific Corp.	19,203	1,315,214
CONMED Corp.	1,948	155,996
Cooper Cos., Inc.	7,444	755,268
DENTSPLY SIRONA, Inc.	12,665	420,351
†Dexcom, Inc.	4,904	680,185
†Edwards Lifesciences Corp.	10,539	1,007,107
Embecta Corp.	1,053	13,973
†Enovis Corp.	3,676	229,566
†Envista Holdings Corp.	10,550	225,559
GE HealthCare Technologies, Inc.	12,852	1,168,375
†Glaukos Corp.	2,443	230,351
†Globus Medical, Inc. Class A	9,515	510,385
†Haemonetics Corp.	4,127	352,239
†Hologic, Inc.	8,050	627,578
†ICU Medical, Inc.	1,184	127,067
†IDEXX Laboratories, Inc.	2,544	1,373,582
†Inari Medical, Inc.	600	28,788
†Inogen, Inc.	1,392	11,233
LVIP Dimensional U.S. Core Equity 1 Fund–12

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Inspire Medical Systems, Inc.	361	$77,539
†Insulet Corp.	1,037	177,742
†Integer Holdings Corp.	3,432	400,446
†Integra LifeSciences Holdings Corp.	6,337	224,647
†Intuitive Surgical, Inc.	5,515	2,200,981
iRadimed Corp.	465	20,455
†Lantheus Holdings, Inc.	4,262	265,267
LeMaitre Vascular, Inc.	1,018	67,555
†LENSAR, Inc.	1,658	5,886
†LivaNova PLC	3,945	220,683
†Masimo Corp.	2,348	344,804
Medtronic PLC	25,795	2,248,034
†Merit Medical Systems, Inc.	4,562	345,572
†Nevro Corp.	1,444	20,851
=†OmniAb, Inc. Earnout Shares	435	0
=†OmniAb, Inc. Earnout Shares.	435	0
†Omnicell, Inc.	2,223	64,978
†OraSure Technologies, Inc.	3,636	22,361
†Orthofix Medical, Inc.	3,866	56,134
†OrthoPediatrics Corp.	984	28,693
†Outset Medical, Inc.	3,960	8,791
†Penumbra, Inc.	719	160,466
†QuidelOrtho Corp.	744	35,667
ResMed, Inc.	3,836	759,643
†Shockwave Medical, Inc.	642	209,054
†SI-BONE, Inc.	2,500	40,925
†STAAR Surgical Co.	700	26,796
STERIS PLC	4,203	944,918
Stryker Corp.	6,250	2,236,688
†Surmodics, Inc.	1,196	35,091
†Tactile Systems Technology, Inc.	3,443	55,949
Teleflex, Inc.	1,857	419,998
†UFP Technologies, Inc.	348	87,766
Utah Medical Products, Inc.	166	11,804
†Varex Imaging Corp.	4,849	87,767
Zimmer Biomet Holdings, Inc.	8,329	1,099,261
†Zimvie, Inc.	832	13,720
		29,216,398
Health Care Providers & Services–2.58%
†Acadia Healthcare Co., Inc.	7,227	572,523
†Accolade, Inc.	200	2,096
†AdaptHealth Corp.	6,653	76,576
†Addus HomeCare Corp.	1,490	153,977
†Agiliti, Inc.	583	5,900
†Agilon Health, Inc.	10,936	66,710
†Amedisys, Inc.	2,782	256,389
†AMN Healthcare Services, Inc.	4,516	282,295
†Astrana Health, Inc.	2,925	122,821
†Brookdale Senior Living, Inc.	25,409	167,953
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Cardinal Health, Inc.	7,851	$878,527
†Castle Biosciences, Inc.	1,800	39,870
Cencora, Inc.	7,005	1,702,145
†Centene Corp.	17,165	1,347,109
Chemed Corp.	1,070	686,865
Cigna Group	9,067	3,293,044
†Community Health Systems, Inc.	14,031	49,108
†CorVel Corp.	1,436	377,611
†Cross Country Healthcare, Inc.	2,295	42,962
CVS Health Corp.	37,955	3,027,291
†DaVita, Inc.	5,212	719,517
Elevance Health, Inc.	5,945	3,082,720
Encompass Health Corp.	10,482	865,604
†Enhabit, Inc.	5,241	61,058
Ensign Group, Inc.	5,309	660,546
†Enzo Biochem, Inc.	4,600	5,842
†Fulgent Genetics, Inc.	3,138	68,095
HCA Healthcare, Inc.	4,804	1,602,278
†HealthEquity, Inc.	2,091	170,688
†Henry Schein, Inc.	6,745	509,382
†Hims & Hers Health, Inc.	11,771	182,097
Humana, Inc.	3,124	1,083,153
Laboratory Corp. of America Holdings	3,995	872,748
McKesson Corp.	3,228	1,732,952
†ModivCare, Inc.	1,930	45,258
†Molina Healthcare, Inc.	2,528	1,038,578
National HealthCare Corp.	1,916	181,081
National Research Corp.	414	16,398
†NeoGenomics, Inc.	2,472	38,860
†OPKO Health, Inc.	26,983	32,380
†Option Care Health, Inc.	8,414	282,206
†Owens & Minor, Inc.	8,370	231,933
Patterson Cos., Inc.	9,569	264,583
†Pediatrix Medical Group, Inc.	8,411	84,362
†Pennant Group, Inc.	3,570	70,079
†PetIQ, Inc.	1,604	29,321
Premier, Inc. Class A	6,981	154,280
†Privia Health Group, Inc.	4,493	88,018
†Progyny, Inc.	1,799	68,632
Quest Diagnostics, Inc.	4,733	630,010
†R1 RCM, Inc.	4,491	57,844
†RadNet, Inc.	2,573	125,202
Select Medical Holdings Corp.	14,513	437,567
†Surgery Partners, Inc.	2,745	81,883
†Tenet Healthcare Corp.	9,313	978,889
U.S. Physical Therapy, Inc.	1,000	112,870
UnitedHealth Group, Inc.	23,781	11,764,461
Universal Health Services, Inc. Class B	5,985	1,092,023
		42,675,170
LVIP Dimensional U.S. Core Equity 1 Fund–13

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–0.09%
†American Well Corp. Class A	13,369	$10,838
†Certara, Inc.	5,749	102,792
†Definitive Healthcare Corp.	5,123	41,343
†Doximity, Inc. Class A	3,034	81,645
†Evolent Health, Inc. Class A	7,583	248,647
†GoodRx Holdings, Inc. Class A	3,965	28,152
HealthStream, Inc.	2,606	69,476
†Phreesia, Inc.	3,969	94,978
†Schrodinger, Inc.	1,980	53,460
Simulations Plus, Inc.	1,079	44,401
†Teladoc Health, Inc.	5,765	87,051
†TruBridge, Inc.	971	8,953
†Veeva Systems, Inc. Class A	2,496	578,298
†Veradigm, Inc.	10,809	83,229
		1,533,263
Hotels, Restaurants & Leisure–1.97%
†Airbnb, Inc. Class A	6,484	1,069,601
Aramark	18,038	586,596
†Biglari Holdings, Inc. Class B	1	190
†BJ's Restaurants, Inc.	1,988	71,926
Bloomin' Brands, Inc.	5,220	149,710
Booking Holdings, Inc.	684	2,481,470
Boyd Gaming Corp.	3,668	246,930
†Brinker International, Inc.	3,450	171,396
†Caesars Entertainment, Inc.	9,211	402,889
†Carnival Corp.	31,390	512,913
Carrols Restaurant Group, Inc.	5,537	52,657
Cheesecake Factory, Inc.	3,055	110,438
†Chipotle Mexican Grill, Inc.	754	2,191,704
Choice Hotels International, Inc.	3,240	409,374
Churchill Downs, Inc.	3,270	404,662
†Chuy's Holdings, Inc.	1,400	47,222
Cracker Barrel Old Country Store, Inc.	2,215	161,097
Darden Restaurants, Inc.	6,466	1,080,792
†Dave & Buster's Entertainment, Inc.	4,590	287,334
†Denny's Corp.	3,860	34,586
Dine Brands Global, Inc.	793	36,859
Domino's Pizza, Inc.	1,117	555,015
†DoorDash, Inc. Class A	4,099	564,514
†DraftKings, Inc. Class A	7,514	341,211
†El Pollo Loco Holdings, Inc.	3,990	38,863
†Expedia Group, Inc.	2,936	404,434
†First Watch Restaurant Group, Inc.	5,102	125,611
Golden Entertainment, Inc.	2,073	76,349
†Hilton Grand Vacations, Inc.	2,114	99,802
Hilton Worldwide Holdings, Inc.	6,145	1,310,790
Hyatt Hotels Corp. Class A	2,033	324,507
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Jack in the Box, Inc.	1,951	$133,604
Krispy Kreme, Inc.	3,368	51,311
Las Vegas Sands Corp.	5,982	309,269
†Life Time Group Holdings, Inc.	2,979	46,234
†Light & Wonder, Inc.	5,966	609,069
Marriott International, Inc. Class A	5,814	1,466,930
Marriott Vacations Worldwide Corp.	3,604	388,259
McDonald's Corp.	16,761	4,725,764
†MGM Resorts International	11,398	538,100
†Norwegian Cruise Line Holdings Ltd.	5,416	113,357
Papa John's International, Inc.	2,370	157,842
†Penn Entertainment, Inc.	9,276	168,916
†Planet Fitness, Inc. Class A	6,007	376,218
†Playa Hotels & Resorts NV	8,564	83,071
†Red Robin Gourmet Burgers, Inc.	2,551	19,541
Red Rock Resorts, Inc. Class A	4,288	256,508
†Royal Caribbean Cruises Ltd.	10,175	1,414,427
†Sabre Corp.	19,559	47,333
†Shake Shack, Inc. Class A	1,397	145,330
†Six Flags Entertainment Corp.	2,363	62,194
Starbucks Corp.	25,650	2,344,153
†Sweetgreen, Inc. Class A	4,300	108,618
Texas Roadhouse, Inc.	5,372	829,813
Travel & Leisure Co.	3,900	190,944
†United Parks & Resorts, Inc.	4,700	264,187
Vail Resorts, Inc.	2,068	460,812
Wendy's Co.	16,015	301,723
Wingstop, Inc.	2,063	755,883
Wyndham Hotels & Resorts, Inc.	4,719	362,183
Wynn Resorts Ltd.	3,118	318,753
Yum! Brands, Inc.	8,774	1,216,515
		32,618,303
Household Durables–1.21%
†Beazer Homes USA, Inc.	1,618	53,070
†Cavco Industries, Inc.	791	315,657
Century Communities, Inc.	3,148	303,782
DR Horton, Inc.	11,635	1,914,539
†Dream Finders Homes, Inc. Class A	3,347	146,364
Ethan Allen Interiors, Inc.	3,617	125,040
Flexsteel Industries, Inc.	262	9,773
Garmin Ltd.	6,913	1,029,138
†GoPro, Inc. Class A	2,300	5,129
†Green Brick Partners, Inc.	1,200	72,276
LVIP Dimensional U.S. Core Equity 1 Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Hamilton Beach Brands Holding Co. Class A	400	$9,744
†Helen of Troy Ltd.	2,108	242,926
Hooker Furnishings Corp.	1,803	43,290
†Hovnanian Enterprises, Inc. Class A	705	110,643
Installed Building Products, Inc.	2,299	594,820
†iRobot Corp.	1,300	11,388
KB Home	7,508	532,167
La-Z-Boy, Inc.	5,162	194,194
Leggett & Platt, Inc.	12,560	240,524
Lennar Corp. Class A	10,298	1,761,918
†LGI Homes, Inc.	2,369	275,681
†Lovesac Co.	1,377	31,120
†M/I Homes, Inc.	4,399	599,540
MDC Holdings, Inc.	3,427	215,593
Meritage Homes Corp.	3,779	663,063
†Mohawk Industries, Inc.	2,934	384,031
Newell Brands, Inc.	34,587	277,734
†NVR, Inc.	229	1,854,891
PulteGroup, Inc.	18,528	2,234,847
Purple Innovation, Inc.	2,397	4,171
SharkNinja, Inc.	1,068	66,526
†Skyline Champion Corp.	3,677	312,582
†Sonos, Inc.	2,851	54,340
†Taylor Morrison Home Corp.	11,033	685,922
Tempur Sealy International, Inc.	9,791	556,325
Toll Brothers, Inc.	9,920	1,283,350
†TopBuild Corp.	3,484	1,535,503
†Tri Pointe Homes, Inc.	10,706	413,894
†Universal Electronics, Inc.	1,276	12,773
†Vizio Holding Corp. Class A	6,709	73,396
Whirlpool Corp.	4,124	493,354
Worthington Enterprises, Inc.	3,912	243,444
		19,988,462
Household Products–0.94%
†Central Garden & Pet Co.	7,154	265,527
Church & Dwight Co., Inc.	7,415	773,459
Clorox Co.	4,535	694,354
Colgate-Palmolive Co.	18,519	1,667,636
Energizer Holdings, Inc.	6,619	194,863
Kimberly-Clark Corp.	9,668	1,250,556
Procter & Gamble Co.	62,265	10,102,496
Reynolds Consumer Products, Inc.	1,713	48,923
Spectrum Brands Holdings, Inc.	2,924	260,265
WD-40 Co.	802	203,154
		15,461,233
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers–0.21%
AES Corp.	23,697	$424,887
Brookfield Renewable Corp. Class A	8,421	206,904
Clearway Energy, Inc. Class A	11,203	251,761
†Montauk Renewables, Inc.	4,020	16,723
Ormat Technologies, Inc.	5,007	331,413
†Sunnova Energy International, Inc.	2,425	14,865
Vistra Corp.	32,916	2,292,600
		3,539,153
Industrial Conglomerates–0.51%
3M Co.	10,907	1,156,905
General Electric Co.	20,420	3,584,323
Honeywell International, Inc.	18,336	3,763,464
		8,504,692
Insurance–3.06%
Aflac, Inc.	16,933	1,453,867
Allstate Corp.	10,688	1,849,131
†Ambac Financial Group, Inc.	5,809	90,795
†American Equity Investment Life Holding Co.	7,892	443,688
American Financial Group, Inc.	6,291	858,596
American International Group, Inc.	26,383	2,062,359
AMERISAFE, Inc.	2,406	120,709
Aon PLC Class A	4,664	1,556,470
†Arch Capital Group Ltd.	16,970	1,568,707
Arthur J Gallagher & Co.	3,988	997,160
Assurant, Inc.	4,180	786,843
Assured Guaranty Ltd.	6,179	539,118
Axis Capital Holdings Ltd.	7,323	476,141
†Brighthouse Financial, Inc.	6,932	357,275
Brown & Brown, Inc.	13,294	1,163,757
†BRP Group, Inc. Class A	1,800	52,092
Chubb Ltd.	10,470	2,713,091
Cincinnati Financial Corp.	7,701	956,233
CNA Financial Corp.	757	34,383
CNO Financial Group, Inc.	2,788	76,614
Crawford & Co. Class A	2,669	24,791
Donegal Group, Inc. Class A	1,349	19,075
†eHealth, Inc.	2,423	14,611
Employers Holdings, Inc.	3,284	149,061
†Enstar Group Ltd.	1,331	413,622
Erie Indemnity Co. Class A	918	368,641
Everest Group Ltd.	2,122	843,495
F&G Annuities & Life, Inc.	1,879	76,193
Fidelity National Financial, Inc.	15,187	806,430
First American Financial Corp.	8,033	490,415
†Genworth Financial, Inc. Class A	43,794	281,595
LVIP Dimensional U.S. Core Equity 1 Fund–15

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Globe Life, Inc.	6,092	$708,926
†Goosehead Insurance, Inc. Class A	1,734	115,519
†Greenlight Capital Re Ltd. Class A	4,459	55,604
Hanover Insurance Group, Inc.	3,084	419,948
Hartford Financial Services Group, Inc.	17,899	1,844,492
HCI Group, Inc.	1,995	231,580
†Heritage Insurance Holdings, Inc.	3,747	39,906
Horace Mann Educators Corp.	5,165	191,053
James River Group Holdings Ltd.	3,086	28,700
Kemper Corp.	5,413	335,173
Kinsale Capital Group, Inc.	1,057	554,650
Loews Corp.	10,924	855,240
†Maiden Holdings Ltd.	12,125	27,281
†Markel Group, Inc.	624	949,404
Marsh & McLennan Cos., Inc.	14,477	2,981,972
Mercury General Corp.	6,071	313,264
MetLife, Inc.	16,409	1,216,071
National Western Life Group, Inc. Class A	415	204,163
†NI Holdings, Inc.	900	13,635
Old Republic International Corp.	22,806	700,600
†Oscar Health, Inc. Class A	8,880	132,046
†Palomar Holdings, Inc.	897	75,195
Primerica, Inc.	4,918	1,244,057
Principal Financial Group, Inc.	11,444	987,732
†ProAssurance Corp.	6,511	83,731
Progressive Corp.	9,964	2,060,754
Prudential Financial, Inc.	19,150	2,248,210
Reinsurance Group of America, Inc.	4,774	920,809
RenaissanceRe Holdings Ltd.	3,891	914,502
RLI Corp.	3,097	459,812
Safety Insurance Group, Inc.	2,074	170,462
Selective Insurance Group, Inc.	4,229	461,680
†SiriusPoint Ltd.	13,203	167,810
Stewart Information Services Corp.	3,350	217,951
Tiptree, Inc.	2,925	50,544
Travelers Cos., Inc.	14,707	3,384,669
†Trupanion, Inc.	1,512	41,746
United Fire Group, Inc.	3,480	75,760
Universal Insurance Holdings, Inc.	7,335	149,047
Unum Group	9,122	489,487
W R Berkley Corp.	12,508	1,106,207
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
White Mountains Insurance Group Ltd.	305	$547,261
Willis Towers Watson PLC	3,979	1,094,225
		50,515,836
Interactive Media & Services–4.36%
†Alphabet, Inc. Class A	139,615	21,072,092
†Alphabet, Inc. Class C	124,351	18,933,683
†Angi, Inc.	2,100	5,502
†Bumble, Inc. Class A	8,172	92,752
†Cargurus, Inc.	7,758	179,055
†Cars.com, Inc.	8,684	149,191
†DHI Group, Inc.	5,517	14,068
eBay, Inc.	35,380	1,867,357
†fuboTV, Inc.	36,461	57,608
†Match Group, Inc.	9,882	358,519
Meta Platforms, Inc. Class A	57,412	27,878,119
†Pinterest, Inc. Class A	7,293	252,848
†QuinStreet, Inc.	3,909	69,033
Shutterstock, Inc.	1,235	56,575
†Snap, Inc. Class A	4,200	48,216
†TripAdvisor, Inc.	8,010	222,598
†TrueCar, Inc.	10,819	36,677
†Vimeo, Inc.	21,580	88,262
†Yelp, Inc.	6,349	250,151
†Zedge, Inc. Class B	1,132	3,136
†Ziff Davis, Inc.	5,206	328,186
†ZipRecruiter, Inc. Class A	3,400	39,066
†ZoomInfo Technologies, Inc.	7,631	122,325
		72,125,019
IT Services–1.29%
Accenture PLC Class A	20,137	6,979,686
†Akamai Technologies, Inc.	7,037	765,344
Amdocs Ltd.	5,634	509,145
†Cloudflare, Inc. Class A	1,236	119,682
Cognizant Technology Solutions Corp. Class A	17,896	1,311,598
†DigitalOcean Holdings, Inc.	1,591	60,744
†DXC Technology Co.	19,155	406,278
†Edgio, Inc.	127	1,226
†EPAM Systems, Inc.	1,459	402,917
†Fastly, Inc. Class A	7,448	96,601
†Gartner, Inc.	2,793	1,331,339
†Globant SA	1,717	346,662
†GoDaddy, Inc. Class A	3,510	416,567
†Grid Dynamics Holdings, Inc.	2,476	30,430
Hackett Group, Inc.	2,613	63,496
International Business Machines Corp.	30,732	5,868,583
†Kyndryl Holdings, Inc.	8,787	191,205
†MongoDB, Inc.	835	299,464
†Okta, Inc.	4,050	423,711
†Perficient, Inc.	3,007	169,264
†Snowflake, Inc. Class A	2,969	479,790
LVIP Dimensional U.S. Core Equity 1 Fund–16

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Thoughtworks Holding, Inc.	7,263	$18,375
†Twilio, Inc. Class A	4,824	294,988
†Unisys Corp.	5,740	28,183
†VeriSign, Inc.	3,545	671,813
		21,287,091
Leisure Products–0.21%
Acushnet Holdings Corp.	6,089	401,569
†American Outdoor Brands, Inc.	2,016	17,741
Brunswick Corp.	7,857	758,358
†Funko, Inc. Class A	2,122	13,241
Hasbro, Inc.	7,816	441,760
Johnson Outdoors, Inc. Class A	842	38,825
†Malibu Boats, Inc. Class A	2,224	96,255
†MasterCraft Boat Holdings, Inc.	814	19,308
†Mattel, Inc.	23,363	462,821
Polaris, Inc.	4,675	468,061
Smith & Wesson Brands, Inc.	8,067	140,043
†Topgolf Callaway Brands Corp.	17,355	280,630
†Vista Outdoor, Inc.	7,301	239,327
†YETI Holdings, Inc.	3,031	116,845
		3,494,784
Life Sciences Tools & Services–1.10%
†10X Genomics, Inc. Class A	1,701	63,839
†Adaptive Biotechnologies Corp.	4,935	15,841
Agilent Technologies, Inc.	6,123	890,958
†Avantor, Inc.	21,138	540,499
†Azenta, Inc.	1,860	112,121
†BioLife Solutions, Inc.	2,557	47,432
†Bio-Rad Laboratories, Inc. Class A	1,192	412,277
Bio-Techne Corp.	3,925	276,281
Bruker Corp.	7,953	747,105
†Charles River Laboratories International, Inc.	2,668	722,895
†CryoPort, Inc.	1,498	26,515
†Cytek Biosciences, Inc.	6,300	42,273
Danaher Corp.	12,129	3,028,854
†Fortrea Holdings, Inc.	4,241	170,234
†Illumina, Inc.	2,544	349,342
†IQVIA Holdings, Inc.	7,712	1,950,288
†Maravai LifeSciences Holdings, Inc. Class A	3,739	32,417
†Medpace Holdings, Inc.	1,490	602,183
Mesa Laboratories, Inc.	369	40,490
†Mettler-Toledo International, Inc.	685	911,934
†OmniAb, Inc.	5,630	30,515
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Pacific Biosciences of California, Inc.	7,862	$29,482
†Quanterix Corp.	2,102	49,523
†Repligen Corp.	1,556	286,179
Revvity, Inc.	4,258	447,090
†Seer, Inc.	3,658	6,950
†Sotera Health Co.	13,181	158,304
Thermo Fisher Scientific, Inc.	7,783	4,523,557
†Waters Corp.	2,540	874,344
West Pharmaceutical Services, Inc.	2,013	796,564
		18,186,286
Machinery–2.95%
†3D Systems Corp.	12,600	55,944
AGCO Corp.	8,002	984,406
Alamo Group, Inc.	1,267	289,294
Albany International Corp. Class A	2,740	256,217
Allison Transmission Holdings, Inc.	11,348	921,004
Astec Industries, Inc.	2,784	121,689
Barnes Group, Inc.	5,223	194,034
†Blue Bird Corp.	1,534	58,814
Caterpillar, Inc.	20,212	7,406,283
Columbus McKinnon Corp.	2,989	133,399
†Commercial Vehicle Group, Inc.	1,272	8,179
Crane Co.	4,432	598,896
Cummins, Inc.	6,637	1,955,592
Deere & Co.	10,122	4,157,510
Donaldson Co., Inc.	11,081	827,529
Douglas Dynamics, Inc.	3,649	88,014
Dover Corp.	6,895	1,221,725
†Energy Recovery, Inc.	5,205	82,187
Enerpac Tool Group Corp.	5,155	183,827
Enpro, Inc.	2,019	340,747
Esab Corp.	3,676	406,455
ESCO Technologies, Inc.	2,378	254,565
Federal Signal Corp.	4,850	411,620
Flowserve Corp.	9,087	415,094
Fortive Corp.	13,093	1,126,260
Franklin Electric Co., Inc.	3,933	420,084
†Gates Industrial Corp. PLC	6,364	112,706
Gorman-Rupp Co.	3,528	139,532
Graco, Inc.	5,884	549,919
Greenbrier Cos., Inc.	3,320	172,972
Helios Technologies, Inc.	4,083	182,469
Hillenbrand, Inc.	7,862	395,380
†Hillman Solutions Corp.	5,800	61,712
Hyster-Yale Materials Handling, Inc.	2,265	145,345
IDEX Corp.	2,515	613,710
Illinois Tool Works, Inc.	9,327	2,502,714
LVIP Dimensional U.S. Core Equity 1 Fund–17

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Ingersoll Rand, Inc.	15,342	$1,456,723
ITT, Inc.	6,662	906,232
John Bean Technologies Corp.	2,531	265,477
Kadant, Inc.	857	281,182
Kennametal, Inc.	8,400	209,496
†L B Foster Co. Class A	1,339	36,568
Lincoln Electric Holdings, Inc.	4,061	1,037,342
Lindsay Corp.	1,086	127,779
Luxfer Holdings PLC	1,823	18,905
†Manitowoc Co., Inc.	5,279	74,645
†Middleby Corp.	4,387	705,386
Miller Industries, Inc.	382	19,138
Mueller Industries, Inc.	10,558	569,393
Mueller Water Products, Inc. Class A	14,392	231,567
†NN, Inc.	2,981	14,130
Nordson Corp.	1,898	521,077
Omega Flex, Inc.	333	23,620
Oshkosh Corp.	4,650	579,901
Otis Worldwide Corp.	12,746	1,265,295
PACCAR, Inc.	18,035	2,234,356
Parker-Hannifin Corp.	2,653	1,474,511
Park-Ohio Holdings Corp.	1,206	32,176
Pentair PLC	13,103	1,119,520
†Proto Labs, Inc.	1,861	66,531
†RBC Bearings, Inc.	1,225	331,179
REV Group, Inc.	7,071	156,198
Shyft Group, Inc.	3,500	43,470
Snap-on, Inc.	2,574	762,470
†SPX Technologies, Inc.	3,638	447,947
Standex International Corp.	784	142,860
Stanley Black & Decker, Inc.	6,307	617,645
†Stratasys Ltd.	4,881	56,717
†Symbotic, Inc.	1,331	59,895
Tennant Co.	1,546	188,009
Terex Corp.	5,972	384,597
Timken Co.	6,955	608,076
†Titan International, Inc.	4,215	52,519
Toro Co.	6,600	604,758
Trinity Industries, Inc.	8,244	229,595
Wabash National Corp.	7,597	227,454
Watts Water Technologies, Inc. Class A	2,301	489,078
Westinghouse Air Brake Technologies Corp.	8,019	1,168,208
Xylem, Inc.	8,817	1,139,509
		48,776,961
Marine–0.08%
Costamare, Inc.	10,400	118,040
Eagle Bulk Shipping, Inc.	1,598	99,827
Genco Shipping & Trading Ltd.	1,685	34,256
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Marine (continued)
†Kirby Corp.	5,754	$548,472
Matson, Inc.	3,958	444,879
		1,245,474
Media–1.14%
†Advantage Solutions, Inc.	1,590	6,885
†Altice USA, Inc. Class A	14,605	38,119
†AMC Networks, Inc. Class A	4,165	50,521
†Boston Omaha Corp. Class A	1,169	18,073
Cable One, Inc.	488	206,487
†Charter Communications, Inc. Class A	4,629	1,345,326
Comcast Corp. Class A	195,671	8,482,338
†comScore, Inc.	315	4,851
†EchoStar Corp. Class A	9,870	140,648
Entravision Communications Corp. Class A	11,605	19,032
†EW Scripps Co. Class A	6,953	27,325
Fox Corp. Class A	20,683	622,014
†Gannett Co., Inc.	20,670	50,435
Gray Television, Inc.	12,929	81,711
†Integral Ad Science Holding Corp.	5,146	51,306
Interpublic Group of Cos., Inc.	32,184	1,050,164
John Wiley & Sons, Inc. Class A	3,749	142,950
†Liberty Broadband Corp. Class A	6,444	368,656
†Liberty Media Corp.-Liberty SiriusXM Class A	19,738	586,356
†Magnite, Inc.	6,973	74,960
New York Times Co. Class A	12,678	547,943
News Corp. Class A	27,741	734,336
Nexstar Media Group, Inc.	5,697	981,536
Omnicom Group, Inc.	14,327	1,386,281
Paramount Global Class A	31,115	368,015
†PubMatic, Inc. Class A	2,989	70,899
Scholastic Corp.	4,716	177,840
Sinclair, Inc.	2,784	37,500
Sirius XM Holdings, Inc.	42,939	166,603
†Stagwell, Inc.	6,093	37,898
†TechTarget, Inc.	700	23,156
TEGNA, Inc.	19,613	293,018
†Thryv Holdings, Inc.	3,667	81,517
†Trade Desk, Inc. Class A	6,873	600,838
†WideOpenWest, Inc.	3,108	11,251
		18,886,788
Metals & Mining–1.04%
Alcoa Corp.	15,794	533,679
Alpha Metallurgical Resources, Inc.	1,385	458,670
Arch Resources, Inc.	2,884	463,718
†ATI, Inc.	9,302	475,983
LVIP Dimensional U.S. Core Equity 1 Fund–18

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Carpenter Technology Corp.	4,365	$311,748
†Century Aluminum Co.	9,619	148,036
†Cleveland-Cliffs, Inc.	42,600	968,724
†Coeur Mining, Inc.	23,894	90,080
Commercial Metals Co.	12,040	707,591
Compass Minerals International, Inc.	3,859	60,741
Ferroglobe PLC	12,975	64,616
Freeport-McMoRan, Inc.	38,469	1,808,812
Haynes International, Inc.	1,268	76,232
Hecla Mining Co.	58,317	280,505
Kaiser Aluminum Corp.	1,961	175,235
Materion Corp.	1,890	249,007
†Metallus, Inc.	6,778	150,811
†MP Materials Corp.	4,592	65,666
Newmont Corp.	24,162	865,966
†Nexa Resources SA	1,997	14,299
Nucor Corp.	16,697	3,304,336
Olympic Steel, Inc.	684	48,482
Radius Recycling, Inc.	2,756	58,234
Ramaco Resources, Inc. Class A	5,604	90,365
Reliance, Inc.	2,955	987,502
Royal Gold, Inc.	5,496	669,468
Ryerson Holding Corp.	3,181	106,564
Southern Copper Corp.	4,923	524,398
Steel Dynamics, Inc.	13,516	2,003,477
SunCoke Energy, Inc.	15,427	173,862
Tredegar Corp.	3,092	20,160
U.S. Steel Corp.	19,736	804,834
Warrior Met Coal, Inc.	5,674	344,412
Worthington Steel, Inc.	3,912	140,245
		17,246,458
Multiline Retail–2.63%
†Amazon.com, Inc.	221,930	40,031,733
†Big Lots, Inc.	4,322	18,714
Dillard's, Inc. Class A	3,410	1,608,292
†Etsy, Inc.	4,697	322,778
Kohl's Corp.	9,831	286,574
Macy's, Inc.	35,090	701,449
Nordstrom, Inc.	9,791	198,464
†Ollie's Bargain Outlet Holdings, Inc.	3,936	313,188
†Qurate Retail, Inc.	23,614	29,045
		43,510,237
Multi-Utilities–0.52%
Ameren Corp.	8,666	640,937
Avista Corp.	5,502	192,680
Black Hills Corp.	4,628	252,689
CenterPoint Energy, Inc.	22,804	649,686
CMS Energy Corp.	9,604	579,505
Consolidated Edison, Inc.	10,269	932,528
Dominion Energy, Inc.	21,497	1,057,437
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
DTE Energy Co.	6,090	$682,933
NiSource, Inc.	16,856	466,237
Northwestern Energy Group, Inc.	3,593	182,992
Public Service Enterprise Group, Inc.	16,849	1,125,176
Sempra	13,832	993,553
Unitil Corp.	1,492	78,106
WEC Energy Group, Inc.	9,957	817,669
		8,652,128
Oil, Gas & Consumable Fuels–5.50%
Antero Midstream Corp.	23,697	333,180
†Antero Resources Corp.	18,631	540,299
APA Corp.	13,167	452,681
Ardmore Shipping Corp.	7,654	125,679
Berry Corp.	5,961	47,986
California Resources Corp.	3,924	216,212
†Callon Petroleum Co.	5,442	194,606
†Centrus Energy Corp. Class A	1,440	59,803
Cheniere Energy, Inc.	8,491	1,369,428
Chesapeake Energy Corp.	9,890	878,529
Chevron Corp.	65,290	10,298,845
Chord Energy Corp.	2,891	515,292
Civitas Resources, Inc.	1,358	103,086
†Clean Energy Fuels Corp.	25,088	67,236
†CNX Resources Corp.	18,203	431,775
Comstock Resources, Inc.	15,974	148,239
ConocoPhillips	48,451	6,166,843
CONSOL Energy, Inc.	4,705	394,091
Coterra Energy, Inc.	67,289	1,876,017
Crescent Energy Co. Class A	3,663	43,590
CVR Energy, Inc.	8,133	290,023
Delek U.S. Holdings, Inc.	6,287	193,262
Devon Energy Corp.	39,817	1,998,017
DHT Holdings, Inc.	14,019	161,219
Diamondback Energy, Inc.	11,933	2,364,763
Dorian LPG Ltd.	4,395	169,032
DT Midstream, Inc.	4,017	245,439
†EnLink Midstream LLC	18,193	248,153
EOG Resources, Inc.	23,416	2,993,501
EQT Corp.	18,234	675,934
Equitrans Midstream Corp.	22,257	277,990
Evolution Petroleum Corp.	4,707	28,901
Excelerate Energy, Inc. Class A	2,242	35,917
Exxon Mobil Corp.	178,566	20,756,512
FutureFuel Corp.	4,566	36,756
†Green Plains, Inc.	4,898	113,242
†Gulfport Energy Corp.	612	97,993
†Hallador Energy Co.	3,076	16,395
Hess Corp.	13,512	2,062,472
HF Sinclair Corp.	16,418	991,155
International Seaways, Inc.	3,390	180,348
Kinder Morgan, Inc.	61,710	1,131,761
LVIP Dimensional U.S. Core Equity 1 Fund–19

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Kinetik Holdings, Inc.	3,212	$128,062
†Kosmos Energy Ltd.	44,165	263,223
Magnolia Oil & Gas Corp. Class A	17,053	442,525
Marathon Oil Corp.	44,625	1,264,673
Marathon Petroleum Corp.	19,735	3,976,602
Matador Resources Co.	11,368	759,041
Murphy Oil Corp.	15,669	716,073
NACCO Industries, Inc. Class A	200	6,040
New Fortress Energy, Inc.	7,583	231,964
Nordic American Tankers Ltd.	15,205	59,604
Northern Oil & Gas, Inc.	1,952	77,455
Occidental Petroleum Corp.	49,423	3,212,001
ONEOK, Inc.	22,451	1,799,897
Overseas Shipholding Group, Inc. Class A	8,828	56,499
Ovintiv, Inc.	18,110	939,909
†Par Pacific Holdings, Inc.	6,187	229,290
PBF Energy, Inc. Class A	14,133	813,637
Peabody Energy Corp.	15,632	379,232
Permian Resources Corp.	27,191	480,193
Phillips 66	15,181	2,479,665
PHX Minerals, Inc.	1,806	6,158
Pioneer Natural Resources Co.	9,103	2,389,538
Range Resources Corp.	18,226	627,521
†REX American Resources Corp.	3,126	183,527
Scorpio Tankers, Inc.	6,981	499,491
SFL Corp. Ltd.	13,649	179,894
†SilverBow Resources, Inc.	2,049	69,953
Sitio Royalties Corp. Class A	3,933	97,224
SM Energy Co.	15,164	755,925
†Southwestern Energy Co.	52,528	398,162
†Talos Energy, Inc.	7,201	100,310
Targa Resources Corp.	9,633	1,078,800
†Teekay Corp.	13,659	99,438
Teekay Tankers Ltd. Class A	5,037	294,211
Texas Pacific Land Corp.	642	371,403
†Uranium Energy Corp.	13,992	94,446
Valero Energy Corp.	23,740	4,052,181
†Vital Energy, Inc.	1,478	77,654
Vitesse Energy, Inc.	1,949	46,250
W&T Offshore, Inc.	14,633	38,777
Williams Cos., Inc.	41,745	1,626,803
World Kinect Corp.	8,358	221,069
		90,956,522
Paper & Forest Products–0.05%
†Clearwater Paper Corp.	2,473	108,144
†Glatfelter Corp.	4,944	9,888
Louisiana-Pacific Corp.	6,109	512,606
Mercer International, Inc.	10,372	103,202
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products (continued)
Sylvamo Corp.	1,931	$119,220
		853,060
Personal Products–0.30%
†BellRing Brands, Inc.	10,725	633,097
†Coty, Inc. Class A	39,789	475,876
Edgewell Personal Care Co.	5,853	226,160
†elf Beauty, Inc.	3,904	765,301
Estee Lauder Cos., Inc. Class A	3,566	549,699
†Herbalife Ltd.	9,618	96,661
†Honest Co., Inc.	14,486	58,668
Inter Parfums, Inc.	1,986	279,053
Kenvue, Inc.	77,810	1,669,803
Medifast, Inc.	806	30,886
Natural Health Trends Corp.	1,722	11,537
Nu Skin Enterprises, Inc. Class A	4,913	67,947
†USANA Health Sciences, Inc.	2,193	106,360
		4,971,048
Pharmaceuticals–3.11%
†Amneal Pharmaceuticals, Inc.	12,683	76,859
†Amphastar Pharmaceuticals, Inc.	3,034	133,223
†ANI Pharmaceuticals, Inc.	738	51,018
†Assertio Holdings, Inc.	927	889
Bristol-Myers Squibb Co.	69,858	3,788,399
†Catalent, Inc.	9,056	511,211
†Collegium Pharmaceutical, Inc.	361	14,014
†Corcept Therapeutics, Inc.	5,666	142,727
†Elanco Animal Health, Inc.	22,076	359,397
Eli Lilly & Co.	25,107	19,532,242
†Fulcrum Therapeutics, Inc.	6,899	65,127
†Harmony Biosciences Holdings, Inc.	1,454	48,825
†Innoviva, Inc.	12,944	197,267
†Intra-Cellular Therapies, Inc.	978	67,678
†Jazz Pharmaceuticals PLC	4,147	499,382
Johnson & Johnson	77,540	12,266,053
†Ligand Pharmaceuticals, Inc.	1,149	83,992
Merck & Co., Inc.	43,457	5,734,151
†Nektar Therapeutics	9,757	9,115
†NGM Biopharmaceuticals, Inc.	1,298	2,064
Organon & Co.	9,303	174,896
†Pacira BioSciences, Inc.	3,506	102,445
Perrigo Co. PLC	8,951	288,133
Pfizer, Inc.	135,639	3,763,982
Phibro Animal Health Corp. Class A	1,442	18,645
†Pliant Therapeutics, Inc.	1,349	20,100
LVIP Dimensional U.S. Core Equity 1 Fund–20

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Prestige Consumer Healthcare, Inc.	4,178	$303,156
SIGA Technologies, Inc.	5,213	44,623
†Supernus Pharmaceuticals, Inc.	3,800	129,618
†Taro Pharmaceutical Industries Ltd.	3,413	144,506
†Tarsus Pharmaceuticals, Inc.	1,337	48,600
Viatris, Inc.	55,995	668,580
Zoetis, Inc.	12,497	2,114,617
		51,405,534
Professional Services–1.38%
†Alight, Inc. Class A	12,149	119,668
†ASGN, Inc.	4,997	523,486
Automatic Data Processing, Inc.	13,475	3,365,247
Barrett Business Services, Inc.	300	38,016
Booz Allen Hamilton Holding Corp.	5,804	861,546
Broadridge Financial Solutions, Inc.	5,085	1,041,713
†CACI International, Inc. Class A	1,969	745,916
†CBIZ, Inc.	4,603	361,336
†Clarivate PLC	13,346	99,161
Concentrix Corp.	4,848	321,035
†Conduent, Inc.	18,114	61,225
CRA International, Inc.	434	64,918
CSG Systems International, Inc.	2,870	147,920
†Dayforce, Inc.	3,040	201,278
Dun & Bradstreet Holdings, Inc.	7,947	79,788
Equifax, Inc.	3,968	1,061,519
†ExlService Holdings, Inc.	11,460	364,428
Exponent, Inc.	3,302	273,042
First Advantage Corp.	3,752	60,857
†Forrester Research, Inc.	2,034	43,853
†Franklin Covey Co.	993	38,985
†FTI Consulting, Inc.	2,774	583,345
Genpact Ltd.	13,859	456,654
Heidrick & Struggles International, Inc.	2,100	70,686
†Huron Consulting Group, Inc.	2,013	194,496
†IBEX Holdings Ltd.	1,265	19,519
ICF International, Inc.	1,478	222,631
Insperity, Inc.	2,353	257,912
Jacobs Solutions, Inc.	5,278	811,387
KBR, Inc.	11,823	752,652
Kelly Services, Inc. Class A	5,692	142,528
Kforce, Inc.	2,567	181,025
Korn Ferry	5,540	364,310
†Legalzoom.com, Inc.	5,142	68,594
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Leidos Holdings, Inc.	6,591	$864,014
ManpowerGroup, Inc.	5,185	402,563
Maximus, Inc.	3,536	296,670
†Mistras Group, Inc.	3,448	32,963
†NV5 Global, Inc.	1,400	137,214
†Parsons Corp.	4,776	396,169
Paychex, Inc.	9,227	1,133,076
Paycom Software, Inc.	1,845	367,173
†Paycor HCM, Inc.	2,503	48,658
†Paylocity Holding Corp.	1,068	183,547
Resources Connection, Inc.	4,071	53,574
Robert Half, Inc.	9,812	777,895
Science Applications International Corp.	4,223	550,637
SS&C Technologies Holdings, Inc.	11,265	725,128
†Sterling Check Corp.	2,663	42,821
†TaskUS, Inc. Class A	1,624	18,920
TransUnion	3,586	286,163
TriNet Group, Inc.	3,156	418,138
†TrueBlue, Inc.	5,561	69,624
TTEC Holdings, Inc.	4,912	50,937
†Upwork, Inc.	3,979	48,783
Verisk Analytics, Inc.	7,100	1,673,683
†Verra Mobility Corp.	6,816	170,196
†Willdan Group, Inc.	1,232	35,716
		22,784,938
Real Estate Management & Development–0.29%
†Anywhere Real Estate, Inc.	15,606	96,445
†CBRE Group, Inc. Class A	11,712	1,138,875
†Compass, Inc. Class A	10,409	37,472
†CoStar Group, Inc.	7,680	741,888
†Cushman & Wakefield PLC	4,785	50,051
DigitalBridge Group, Inc.	3,152	60,739
†Douglas Elliman, Inc.	7,459	11,785
eXp World Holdings, Inc.	2,976	30,742
†Forestar Group, Inc.	476	19,131
†FRP Holdings, Inc.	631	38,743
†Howard Hughes Holdings, Inc.	4,225	306,820
†Jones Lang LaSalle, Inc.	3,942	769,045
Kennedy-Wilson Holdings, Inc.	16,113	138,250
Marcus & Millichap, Inc.	4,001	136,714
Newmark Group, Inc. Class A	20,238	224,439
†Opendoor Technologies, Inc.	22,523	68,245
†Rafael Holdings, Inc. Class B	1,698	2,921
RE/MAX Holdings, Inc. Class A	3,816	33,466
RMR Group, Inc. Class A	862	20,688
St. Joe Co.	5,394	312,690
†Stratus Properties, Inc.	836	19,086
†Tejon Ranch Co.	2,365	36,445
LVIP Dimensional U.S. Core Equity 1 Fund–21

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
†Zillow Group, Inc. Class A	9,396	$456,281
		4,750,961
Road & Rail–1.23%
ArcBest Corp.	1,712	243,960
Avis Budget Group, Inc.	2,450	300,027
Covenant Logistics Group, Inc.	3,400	157,624
CSX Corp.	68,716	2,547,302
†Daseke, Inc.	629	5,221
Heartland Express, Inc.	11,699	139,686
†Hertz Global Holdings, Inc.	17,404	136,273
JB Hunt Transport Services, Inc.	6,558	1,306,681
Knight-Swift Transportation Holdings, Inc.	13,736	755,755
Landstar System, Inc.	3,175	612,013
Marten Transport Ltd.	9,004	166,394
Norfolk Southern Corp.	6,031	1,537,121
Old Dominion Freight Line, Inc.	6,122	1,342,616
†PAM Transportation Services, Inc.	1,224	19,841
†RXO, Inc.	9,670	211,483
Ryder System, Inc.	5,995	720,539
†Saia, Inc.	1,056	617,760
Schneider National, Inc. Class B	9,043	204,733
†Uber Technologies, Inc.	14,942	1,150,385
†U-Haul Holding Co.	12,126	809,992
Union Pacific Corp.	23,513	5,782,552
Universal Logistics Holdings, Inc.	2,500	92,175
Werner Enterprises, Inc.	6,224	243,483
†XPO, Inc.	9,670	1,180,030
		20,283,646
Semiconductors & Semiconductor Equipment–7.98%
†Advanced Micro Devices, Inc.	30,523	5,509,096
†Allegro MicroSystems, Inc.	1,702	45,886
†Alpha & Omega Semiconductor Ltd.	1,200	26,448
†Ambarella, Inc.	1,579	80,166
Amkor Technology, Inc.	32,720	1,054,893
Analog Devices, Inc.	10,644	2,105,277
Applied Materials, Inc.	26,464	5,457,671
†Axcelis Technologies, Inc.	2,339	260,845
Broadcom, Inc.	11,458	15,186,548
†CEVA, Inc.	1,850	42,014
†Cirrus Logic, Inc.	4,291	397,175
†Cohu, Inc.	4,934	164,450
†Credo Technology Group Holding Ltd.	5,380	114,002
†Diodes, Inc.	3,823	269,522
†Enphase Energy, Inc.	3,297	398,871
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Entegris, Inc.	5,347	$751,467
†First Solar, Inc.	4,407	743,902
†FormFactor, Inc.	6,333	288,975
†GLOBALFOUNDRIES, Inc.	2,254	117,456
†Ichor Holdings Ltd.	2,461	95,044
Intel Corp.	118,401	5,229,772
KLA Corp.	4,646	3,245,556
Kulicke & Soffa Industries, Inc.	4,126	207,579
Lam Research Corp.	3,855	3,745,402
†Lattice Semiconductor Corp.	5,484	429,013
†MACOM Technology Solutions Holdings, Inc.	3,456	330,532
†Magnachip Semiconductor Corp.	2,552	14,240
Marvell Technology, Inc.	17,092	1,211,481
†MaxLinear, Inc.	5,270	98,391
Microchip Technology, Inc.	20,408	1,830,802
Micron Technology, Inc.	30,854	3,637,378
MKS Instruments, Inc.	1,192	158,536
Monolithic Power Systems, Inc.	1,103	747,194
†Navitas Semiconductor Corp.	22	105
NVE Corp.	50	4,509
NVIDIA Corp.	65,004	58,735,014
NXP Semiconductors NV	4,762	1,179,881
†ON Semiconductor Corp.	23,557	1,732,617
†Onto Innovation, Inc.	4,462	807,979
†PDF Solutions, Inc.	3,040	102,357
†Photronics, Inc.	5,636	159,612
Power Integrations, Inc.	3,262	233,396
†Qorvo, Inc.	5,681	652,349
QUALCOMM, Inc.	36,083	6,108,852
†Rambus, Inc.	6,577	406,524
†Semtech Corp.	5,171	142,151
†Silicon Laboratories, Inc.	2,813	404,284
†SiTime Corp.	484	45,123
Skyworks Solutions, Inc.	7,807	845,654
†SMART Global Holdings, Inc.	6,650	175,028
†SolarEdge Technologies, Inc.	1,092	77,510
†Synaptics, Inc.	3,515	342,923
Teradyne, Inc.	5,610	632,976
Texas Instruments, Inc.	25,783	4,491,657
†Ultra Clean Holdings, Inc.	2,793	128,310
Universal Display Corp.	1,770	298,157
†Veeco Instruments, Inc.	6,193	217,808
		131,920,360
Software–7.67%
†8x8, Inc.	11,274	30,440
A10 Networks, Inc.	4,393	60,140
†ACI Worldwide, Inc.	8,610	285,938
Adeia, Inc.	14,584	159,257
†Adobe, Inc.	11,801	5,954,785
†Agilysys, Inc.	694	58,476
LVIP Dimensional U.S. Core Equity 1 Fund–22

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Alarm.com Holdings, Inc.	2,786	$201,901
†Alkami Technology, Inc.	2,093	51,425
†Altair Engineering, Inc. Class A	997	85,892
American Software, Inc. Class A	1,418	16,236
†ANSYS, Inc.	2,448	849,848
†Appfolio, Inc. Class A	491	121,149
†AppLovin Corp. Class A	15,206	1,052,559
†Aspen Technology, Inc.	2,283	486,918
†Atlassian Corp. Class A	1,457	284,275
†Aurora Innovation, Inc.	17,190	48,476
†Autodesk, Inc.	5,266	1,371,372
†AvePoint, Inc.	6,500	51,480
Bentley Systems, Inc. Class B	4,076	212,849
†Bill Holdings, Inc.	2,416	166,028
†Blackbaud, Inc.	3,139	232,725
†BlackLine, Inc.	1,931	124,704
†Box, Inc. Class A	8,637	244,600
†Cadence Design Systems, Inc.	6,591	2,051,646
†CCC Intelligent Solutions Holdings, Inc.	7,680	91,853
†Cerence, Inc.	2,733	43,045
†Cleanspark, Inc.	15,512	329,010
Clear Secure, Inc. Class A	5,058	107,584
†CommVault Systems, Inc.	737	74,754
†Confluent, Inc. Class A	3,740	114,145
†Consensus Cloud Solutions, Inc.	1,735	27,517
†Crowdstrike Holdings, Inc. Class A	1,645	527,371
†CS Disco, Inc.	7,032	57,170
†Datadog, Inc. Class A	1,907	235,705
†Digital Turbine, Inc.	11,311	29,635
†DocuSign, Inc.	2,254	134,226
Dolby Laboratories, Inc. Class A	4,047	339,017
†DoubleVerify Holdings, Inc.	4,073	143,207
†Dropbox, Inc. Class A	7,150	173,745
†Dynatrace, Inc.	5,772	268,052
†E2open Parent Holdings, Inc.	12,037	53,444
†Elastic NV	1,771	177,525
†Envestnet, Inc.	3,287	190,350
†Everbridge, Inc.	2,765	96,305
†EverCommerce, Inc.	3,155	29,720
†Fair Isaac Corp.	785	980,944
†Five9, Inc.	707	43,912
†Fortinet, Inc.	16,832	1,149,794
†Freshworks, Inc. Class A	3,698	67,341
Gen Digital, Inc.	23,718	531,283
†Gitlab, Inc. Class A	2,753	160,555
†Guidewire Software, Inc.	3,986	465,206
†HashiCorp, Inc. Class A	1,932	52,067
†HubSpot, Inc.	658	412,276
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Informatica, Inc. Class A	3,872	$135,520
†Instructure Holdings, Inc.	1,378	29,462
†Intapp, Inc.	1,789	61,363
InterDigital, Inc.	3,332	354,725
Intuit, Inc.	4,776	3,104,400
†Jamf Holding Corp.	2,756	50,573
†JFrog Ltd.	4,755	210,266
†LiveRamp Holdings, Inc.	4,728	163,116
†Manhattan Associates, Inc.	3,211	803,489
†Marathon Digital Holdings, Inc.	8,370	188,995
†MeridianLink, Inc.	2,104	39,345
Microsoft Corp.	191,556	80,591,440
†Mitek Systems, Inc.	6,389	90,085
†Model N, Inc.	1,327	37,780
†N-able, Inc.	4,705	61,494
†nCino, Inc.	2,494	93,226
†NCR Voyix Corp.	13,077	165,162
†Nutanix, Inc. Class A	4,542	280,332
†Olo, Inc. Class A	5,662	31,084
ON24, Inc.	3,631	25,925
†OneSpan, Inc.	3,332	38,751
Oracle Corp.	40,525	5,090,345
†Palantir Technologies, Inc. Class A	14,120	324,901
†Palo Alto Networks, Inc.	3,841	1,091,343
†PowerSchool Holdings, Inc. Class A	2,972	63,274
†Procore Technologies, Inc.	1,923	158,013
Progress Software Corp.	4,679	249,437
†PTC, Inc.	3,437	649,387
†Q2 Holdings, Inc.	1,216	63,913
†Qualys, Inc.	1,453	242,462
†Rimini Street, Inc.	12,300	40,098
†Riot Platforms, Inc.	6,678	81,739
Roper Technologies, Inc.	2,223	1,246,747
Salesforce, Inc.	12,611	3,798,181
†Samsara, Inc. Class A	2,905	109,780
Sapiens International Corp. NV	854	27,465
†SEMrush Holdings, Inc. Class A	2,352	31,188
†SentinelOne, Inc. Class A	1,963	45,758
†ServiceNow, Inc.	1,795	1,368,508
†Smartsheet, Inc. Class A	1,585	61,022
†SolarWinds Corp.	4,705	59,377
†Sprinklr, Inc. Class A	4,205	51,595
†SPS Commerce, Inc.	602	111,310
†Synchronoss Technologies, Inc.	492	4,108
†Synopsys, Inc.	2,637	1,507,045
†Telos Corp.	5,330	22,173
†Teradata Corp.	5,833	225,562
†Tyler Technologies, Inc.	1,278	543,163
†UiPath, Inc. Class A	13,593	308,153
LVIP Dimensional U.S. Core Equity 1 Fund–23

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Unity Software, Inc.	1,201	$32,067
†Varonis Systems, Inc.	1,656	78,114
†Verint Systems, Inc.	5,416	179,540
†Vertex, Inc. Class A	3,200	101,632
†Workday, Inc. Class A	1,507	411,034
†Xperi, Inc.	5,833	70,346
†Yext, Inc.	8,400	50,652
†Zoom Video Communications, Inc. Class A	2,558	167,216
†Zscaler, Inc.	1,623	312,638
		126,845,696
Specialty Retail–2.79%
†1-800-Flowers.com, Inc. Class A	5,253	56,890
Aaron's Co., Inc.	3,102	23,265
†Abercrombie & Fitch Co. Class A	8,315	1,042,119
Academy Sports & Outdoors, Inc.	6,424	433,877
Advance Auto Parts, Inc.	4,345	369,716
American Eagle Outfitters, Inc.	17,294	446,012
†America's Car-Mart, Inc.	559	35,703
Arhaus, Inc.	7,785	119,811
Arko Corp.	5,331	30,387
†Asbury Automotive Group, Inc.	1,870	440,909
†AutoNation, Inc.	10,371	1,717,230
†AutoZone, Inc.	427	1,345,755
†Barnes & Noble Education, Inc.	1,085	786
Bath & Body Works, Inc.	7,666	383,453
Best Buy Co., Inc.	17,025	1,396,561
†Beyond, Inc.	1,966	70,599
Big 5 Sporting Goods Corp.	900	3,168
†Boot Barn Holdings, Inc.	2,196	208,949
Buckle, Inc.	4,520	182,020
Build-A-Bear Workshop, Inc.	2,901	86,653
†Burlington Stores, Inc.	1,920	445,805
Caleres, Inc.	5,720	234,692
Camping World Holdings, Inc. Class A	2,739	76,281
†CarMax, Inc.	7,234	630,154
†CarParts.com, Inc.	7,413	12,009
†Carvana Co.	2,510	220,654
Cato Corp. Class A	4,303	24,828
†Chewy, Inc. Class A	1,306	20,779
†Children's Place, Inc.	1,721	19,860
†Citi Trends, Inc.	2,149	58,302
†Conn's, Inc.	6,316	21,159
Designer Brands, Inc. Class A	7,264	79,396
†Destination XL Group, Inc.	9,137	32,893
Dick's Sporting Goods, Inc.	5,281	1,187,486
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Duluth Holdings, Inc. Class B	3,677	$18,017
†Five Below, Inc.	3,322	602,544
†Floor & Decor Holdings, Inc. Class A	4,802	622,435
Foot Locker, Inc.	8,332	237,462
†GameStop Corp. Class A	2,914	36,483
Gap, Inc.	29,199	804,433
†Genesco, Inc.	3,102	87,290
Group 1 Automotive, Inc.	1,700	496,791
†GrowGeneration Corp.	4,826	13,802
Guess?, Inc.	8,419	264,946
Haverty Furniture Cos., Inc.	2,655	90,589
Hibbett, Inc.	1,645	126,352
Home Depot, Inc.	27,439	10,525,600
†Lands' End, Inc.	2,926	31,864
†Leslie's, Inc.	2,875	18,688
Lithia Motors, Inc.	2,853	858,354
Lowe's Cos., Inc.	13,215	3,366,257
†MarineMax, Inc.	2,439	81,121
Monro, Inc.	2,231	70,366
Murphy USA, Inc.	1,841	771,747
†National Vision Holdings, Inc.	4,591	101,737
†ODP Corp.	4,524	239,998
†O'Reilly Automotive, Inc.	1,416	1,598,494
Penske Automotive Group, Inc.	4,862	787,595
PetMed Express, Inc.	1,000	4,790
†Restoration Hardware, Inc.	1,359	473,285
†Revolve Group, Inc.	600	12,702
Ross Stores, Inc.	13,345	1,958,512
†Sally Beauty Holdings, Inc.	5,960	74,023
Shoe Carnival, Inc.	3,150	115,416
Signet Jewelers Ltd.	5,297	530,071
†Sleep Number Corp.	2,723	43,650
Sonic Automotive, Inc. Class A	3,294	187,560
†Sportsman's Warehouse Holdings, Inc.	165	513
†Tilly's, Inc. Class A	4,502	30,614
TJX Cos., Inc.	35,030	3,552,743
Tractor Supply Co.	5,294	1,385,546
†Ulta Beauty, Inc.	2,365	1,236,611
Upbound Group, Inc.	4,964	174,782
†Urban Outfitters, Inc.	8,844	384,007
†Valvoline, Inc.	9,639	429,610
†Victoria's Secret & Co.	4,609	89,322
†Warby Parker, Inc. Class A	5,600	76,216
Williams-Sonoma, Inc.	6,306	2,002,344
Winmark Corp.	151	54,617
†Zumiez, Inc.	3,015	45,798
		46,173,858
Technology Hardware, Storage & Peripherals–4.71%
Apple, Inc.	404,559	69,373,777
LVIP Dimensional U.S. Core Equity 1 Fund–24

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
†Corsair Gaming, Inc.	3,545	$43,745
Dell Technologies, Inc. Class C	6,816	777,774
†Diebold Nixdorf, Inc.	1,788	61,579
Hewlett Packard Enterprise Co.	59,887	1,061,796
HP, Inc.	32,710	988,496
NetApp, Inc.	10,966	1,151,101
†Pure Storage, Inc. Class A	6,893	358,367
Seagate Technology Holdings PLC	7,201	670,053
†Super Micro Computer, Inc.	2,058	2,078,642
†Western Digital Corp.	14,536	991,937
Xerox Holdings Corp.	14,324	256,400
		77,813,667
Textiles, Apparel & Luxury Goods–0.73%
†Capri Holdings Ltd.	13,904	629,851
Carter's, Inc.	3,697	313,062
Columbia Sportswear Co.	4,239	344,122
†Crocs, Inc.	3,739	537,668
†Culp, Inc.	695	3,336
†Deckers Outdoor Corp.	1,543	1,452,364
†Figs, Inc. Class A	6,522	32,480
†Fossil Group, Inc.	8,573	8,745
†G-III Apparel Group Ltd.	5,981	173,509
†Hanesbrands, Inc.	36,640	212,512
Kontoor Brands, Inc.	4,497	270,944
Levi Strauss & Co. Class A	6,870	137,331
†Lululemon Athletica, Inc.	3,152	1,231,329
Movado Group, Inc.	2,255	62,982
NIKE, Inc. Class B	30,702	2,885,374
Oxford Industries, Inc.	1,750	196,700
PVH Corp.	5,201	731,313
Ralph Lauren Corp.	3,815	716,304
†Skechers USA, Inc. Class A	10,959	671,348
Steven Madden Ltd.	5,325	225,141
Tapestry, Inc.	16,823	798,756
†Under Armour, Inc. Class A	23,812	171,993
†Unifi, Inc.	3,174	19,012
†Vera Bradley, Inc.	810	5,508
VF Corp.	13,941	213,855
Wolverine World Wide, Inc.	7,147	80,118
		12,125,657
Tobacco–0.34%
Altria Group, Inc.	43,037	1,877,274
Philip Morris International, Inc.	36,329	3,328,463
Turning Point Brands, Inc.	2,141	62,731
Universal Corp.	2,660	137,575
Vector Group Ltd.	14,208	155,720
		5,561,763
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–1.06%
Air Lease Corp.	10,742	$552,569
Alta Equipment Group, Inc.	1,440	18,648
Applied Industrial Technologies, Inc.	3,004	593,440
†Beacon Roofing Supply, Inc.	8,312	814,742
†BlueLinx Holdings, Inc.	1,356	176,605
Boise Cascade Co.	5,038	772,678
†Core & Main, Inc. Class A	5,490	314,303
†Custom Truck One Source, Inc.	7,992	46,513
†Distribution Solutions Group, Inc.	1,498	53,149
†DNOW, Inc.	13,867	210,778
†DXP Enterprises, Inc.	1,631	87,634
Fastenal Co.	23,668	1,825,750
Ferguson PLC	5,197	1,135,181
GATX Corp.	3,554	476,343
Global Industrial Co.	4,022	180,105
†GMS, Inc.	4,268	415,447
H&E Equipment Services, Inc.	5,317	341,245
Herc Holdings, Inc.	3,940	663,102
†Hudson Technologies, Inc.	4,947	54,466
McGrath RentCorp	2,004	247,234
†MRC Global, Inc.	11,216	140,985
MSC Industrial Direct Co., Inc. Class A	5,382	522,269
Rush Enterprises, Inc. Class A	9,574	512,198
†SiteOne Landscape Supply, Inc.	1,610	281,026
†Titan Machinery, Inc.	4,300	106,683
†Transcat, Inc.	373	41,563
United Rentals, Inc.	4,162	3,001,260
Watsco, Inc.	1,298	560,697
WESCO International, Inc.	5,833	999,076
†Willis Lease Finance Corp.	304	15,085
WW Grainger, Inc.	2,255	2,294,012
†Xometry, Inc. Class A	1,644	27,767
		17,482,553
Water Utilities–0.10%
American States Water Co.	2,081	150,331
American Water Works Co., Inc.	5,951	727,272
Artesian Resources Corp. Class A	766	28,426
California Water Service Group	3,488	162,122
Essential Utilities, Inc.	9,219	341,564
Middlesex Water Co.	1,357	71,243
SJW Group	2,175	123,083
York Water Co.	591	21,436
		1,625,477
LVIP Dimensional U.S. Core Equity 1 Fund–25

LVIP Dimensional U.S. Core Equity 1 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–0.19%
†Gogo, Inc.	3,721	$32,671
Spok Holdings, Inc.	1,858	29,635
Telephone & Data Systems, Inc.	9,452	151,421
T-Mobile U.S., Inc.	16,996	2,774,087
†U.S. Cellular Corp.	3,838	140,087
		3,127,901
Total Common Stock (Cost $680,486,941)		1,649,006,555
PREFERRED STOCK–0.00%
•WESCO International, Inc. 10.63% (H15T5Y + 10.33%)	3,174	83,508
Total Preferred Stock (Cost $79,338)		83,508
RIGHTS–0.00%
=†ABIOMED, Inc.	1,351	21,089
=†Achillion Pharmaceuticals, Inc. CVR	5,527	1,492
	Number of Shares	Value (U.S. $)
RIGHTS (continued)
=†Chinook Therapeutics, Inc.	5,559	$2,168
=†Mirati Therapeutics, Inc.	1,683	1,178
=†Resolute Forest Products, Inc.	7,351	10,439
=†Spectrum Pharmaceuticals, Inc.	5,200	0
Total Rights (Cost $18,121)		36,366

MONEY MARKET FUND–0.27%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.26%)	4,407,655	4,407,655
Total Money Market Fund (Cost $4,407,655)		4,407,655

TOTAL INVESTMENTS–100.03% (Cost $684,992,055)	1,653,534,084
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(519,136)
NET ASSETS APPLICABLE TO 35,513,303 SHARES OUTSTANDING–100.00%	$1,653,014,948

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

Summary of Abbreviations:
ADR–American Depositary Receipt
CVR–Contingent Value Rights
H15T5Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP Dimensional U.S. Core Equity 1 Fund–26

LVIP Dimensional U.S. Core Equity 1 Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Dimensional U.S. Core Equity 1 Fund–27

LVIP Dimensional U.S. Core Equity 1 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$24,381,783	$—	$—	$24,381,783
Air Freight & Logistics	9,003,967	—	—	9,003,967
Airlines	5,229,390	—	—	5,229,390
Auto Components	7,556,874	—	—	7,556,874
Automobiles	13,349,581	—	—	13,349,581
Banks	77,315,735	—	—	77,315,735
Beverages	20,306,700	—	—	20,306,700
Biotechnology	32,418,374	—	26,010	32,444,384
Building Products	21,869,233	—	—	21,869,233
Capital Markets	45,852,809	—	—	45,852,809
Chemicals	32,213,388	—	—	32,213,388
Commercial Services & Supplies	14,951,655	—	— *	14,951,655
Communications Equipment	12,396,356	—	—	12,396,356
Construction & Engineering	10,512,770	—	—	10,512,770
Construction Materials	5,219,486	—	—	5,219,486
Consumer Finance	15,591,199	—	—	15,591,199
Containers & Packaging	11,112,882	—	—	11,112,882
Distributors	2,718,433	—	—	2,718,433
Diversified Consumer Services	4,456,285	—	—	4,456,285
Diversified Financial Services	59,670,044	—	—	59,670,044
Diversified Telecommunication Services	15,163,151	—	—	15,163,151
Electric Utilities	19,629,393	—	—	19,629,393
Electrical Equipment	13,930,543	—	—	13,930,543
Electronic Equipment, Instruments & Components	21,748,668	—	—	21,748,668
Energy Equipment & Services	10,374,886	—	—	10,374,886
Entertainment	15,530,367	—	—	15,530,367
Food & Staples Retailing	31,813,812	—	—	31,813,812
Food Products	16,200,392	—	—	16,200,392
Gas Utilities	2,316,012	—	—	2,316,012
Health Care Equipment & Supplies	29,216,398	—	— *	29,216,398
Health Care Providers & Services	42,675,170	—	—	42,675,170
Health Care Technology	1,533,263	—	—	1,533,263
Hotels, Restaurants & Leisure	32,618,303	—	—	32,618,303
Household Durables	19,988,462	—	—	19,988,462
Household Products	15,461,233	—	—	15,461,233
Independent Power and Renewable Electricity Producers	3,539,153	—	—	3,539,153
Industrial Conglomerates	8,504,692	—	—	8,504,692
Insurance	50,515,836	—	—	50,515,836
Interactive Media & Services	72,125,019	—	—	72,125,019
IT Services	21,287,091	—	—	21,287,091
Leisure Products	3,494,784	—	—	3,494,784
Life Sciences Tools & Services	18,186,286	—	—	18,186,286
Machinery	48,776,961	—	—	48,776,961
Marine	1,245,474	—	—	1,245,474
Media	18,886,788	—	—	18,886,788
Metals & Mining	17,246,458	—	—	17,246,458
Multiline Retail	43,510,237	—	—	43,510,237
Multi-Utilities	8,652,128	—	—	8,652,128
Oil, Gas & Consumable Fuels	90,956,522	—	—	90,956,522
Paper & Forest Products	853,060	—	—	853,060
Personal Products	4,971,048	—	—	4,971,048
Pharmaceuticals	51,405,534	—	—	51,405,534
Professional Services	22,784,938	—	—	22,784,938
Real Estate Management & Development	4,750,961	—	—	4,750,961
Road & Rail	20,283,646	—	—	20,283,646
LVIP Dimensional U.S. Core Equity 1 Fund–28

LVIP Dimensional U.S. Core Equity 1 Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Semiconductors & Semiconductor Equipment	$131,920,360	$—	$—	$131,920,360
Software	126,845,696	—	—	126,845,696
Specialty Retail	46,173,858	—	—	46,173,858
Technology Hardware, Storage & Peripherals	77,813,667	—	—	77,813,667
Textiles, Apparel & Luxury Goods	12,125,657	—	—	12,125,657
Tobacco	5,561,763	—	—	5,561,763
Trading Companies & Distributors	17,482,553	—	—	17,482,553
Water Utilities	1,625,477	—	—	1,625,477
Wireless Telecommunication Services	3,127,901	—	—	3,127,901
Preferred Stock	83,508	—	—	83,508
Rights	—	—	36,366	36,366
Money Market Fund	4,407,655	—	—	4,407,655
Total Investments	$1,653,471,708	$—	$62,376	$1,653,534,084

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2024, there were no material transfers to or from Level 3 investments.
LVIP Dimensional U.S. Core Equity 1 Fund–29